Document And Entity Information	6 Months Ended
	Jun. 30, 2012	Jul. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CYCLONE POWER TECHNOLOGIES INC
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		235,001,771
Amendment Flag	false
Entity Central Index Key	0001442711
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 12,715	$ 66,486	$ 6,557
Accounts receivable	31,146		4,200
Inventory	1,021,405	475,600	228,838
Other current assets	33,828	4,846	828
Total current assets	1,099,094	546,932	240,423
PROPERTY AND EQUIPMENT
Furniture, fixtures, and equipment	241,066	184,784	139,428
Less: Accumulated depreciation	(87,068)	(76,541)	(55,644)
Net property and equipment	153,998	108,243	83,784
OTHER ASSETS
Patents, trademarks and copyrights	562,393	557,847	486,466
Less: Accumulated amortization	(137,801)	(117,846)	(81,115)
Net patents, trademarks and copyrights	424,592	440,001	405,351
Other assets	2,422	2,422	1,156
Total other assets	427,014	442,423	406,507
Total Assets	1,680,106	1,097,598	730,714
CURRENT LIABILITIES
Accounts payable and accrued expenses	498,846	262,947	187,887
Factored receivables	0	43,169
Accounts payable and accrued expenses-related parties	1,428,840	1,305,772	991,269
Notes and other loans payable	515,000	30,000	5,000
Notes and other loans payable-related parties	736,427	678,271	659,577
Capitalized lease obligations-current portion	645	898	6,565
Deferred revenue and license deposits	614,564	860,811	710,000
Warranty provision		184	2,324
Total current liabilities	3,794,322	3,182,052	2,562,622
NON CURRENT LIABILITIES
Capitalized lease obligations-net of current portion	1,985	2,155	2,451
Total non-current liabilities	1,985	496,781	11,085,612
Total liabilities	3,796,307	3,678,833	13,648,234
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Common stock, $.0001 par value, 300,000,000 shares authorized, 234,451,771 and 223,635,129 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively.	23,445	22,361	11,402
Additional paid-in capital	45,252,282	43,001,171	9,004,547
Prepaid expenses with common stock	(112,317)		(27,500)
Stock subscription receivable	(26,583)	(12,000)	(18,000)
Accumulated deficit	(47,383,090)	(45,722,829)	(22,022,915)
Total stockholders' deficit-Cyclone Power Technologies Inc.	(2,246,263)	(2,711,297)	(13,052,395)
Non controlling interest in consolidated subsidiary-Cyclone WHE LLC	130,062	130,062	134,875
Total Stockholders Deficit	(2,116,201)	(2,581,235)	(12,917,520)
Total Liabilities and Stockholders' Deficit	1,680,106	1,097,598	730,714
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock			71
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Warrant [Member]
NON CURRENT LIABILITIES
Derivative Liabilities		494,626	459,537
Series A Convertible Preferred Stock [Member]
NON CURRENT LIABILITIES
Derivative Liabilities			$ 10,623,624

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares outstanding (in Shares)		750,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in Shares)	234,451,771	223,635,129	114,020,135
Common stock, shares oustanding (in Shares)	234,451,771	223,635,129	114,020,135
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	750,000	750,000	750,000
Preferred stock, shares issued (in Shares)	0	0	705,453
Preferred stock, shares outstanding (in Shares)	0	0	705,453
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000	1,000	1,000
Preferred stock, shares issued (in Shares)	1,000	1,000	1,000
Preferred stock, shares outstanding (in Shares)	1,000	1,000	1,000

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 380,445		$ 380,445		$ 250,000	$ 261,525
COST OF GOODS SOLD	171,908	75,000	221,908	250,867	399,801	110,393
Gross margin (loss)	208,537	(75,000)	158,537	(250,867)	(149,801)	151,132
OPERATING EXPENSES
Advertising and promotion	18,021	21,219	38,802	32,294	66,001	51,838
General and administrative	759,606	755,430	1,306,524	1,188,744	2,628,835	1,522,917
Research and development	242,999	269,062	498,823	497,732	983,276	842,425
Total operating expenses	1,020,626	1,045,711	1,844,149	1,718,770	3,678,112	2,417,180
Operating loss	(812,089)	(1,120,711)	(1,685,612)	(1,969,637)	(3,827,913)	(2,266,048)
OTHER INCOME (EXPENSE)
Other (expense)	(25,600)	(26,964)	(25,600)	(26,964)	(26,964)	(159,050)
Interest (expense)	(45,980)	(10,642)	(63,675)	(20,901)	(43,675)	(39,663)
Total other income (expense)	(71,580)	(1,566,582)	25,351	(20,469,709)	(19,876,814)	241,584
Loss before income taxes	(883,669)	(2,687,293)	(1,660,261)	(22,439,346)	(23,704,727)	(2,024,464)
Income taxes
Net loss	(883,669)	(2,687,293)	(1,660,261)	(22,439,346)	(23,704,727)	(2,024,464)
Net loss per common share, basic (in Dollars per share)	$ 0	$ (0.02)	$ (0.01)	$ (0.18)	$ (0.15)	$ (0.02)
Weighted average number of common shares outstanding (in Shares)	230,953,100	147,077,072	226,841,453	125,964,667	156,324,933	107,100,629
Warrant [Member]
OTHER INCOME (EXPENSE)
Derivative income (expense)		151,264	114,626	(650,758)	(35,089)	106,616
Series A Convertible Preferred Stock [Member]
OTHER INCOME (EXPENSE)
Derivative income (expense)		(1,680,240)		(19,771,086)
Series A Preferred Stock - Founders Stock [Member]
OTHER INCOME (EXPENSE)
Derivative income (expense)					(13,238,033)	331,859
Series A Preferred Stock - New Investors' Stock [Member]
OTHER INCOME (EXPENSE)
Derivative income (expense)					$ (6,533,053)	$ 1,822

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Preferred Class A [Member] USD ($)	Preferred Class B [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] USD ($)	Prepaid Expenses From Equity Contribution [Member] USD ($)	Prepaid Expenses via Common Stock [Member] USD ($)	Stock Subscription Receivable [Member] USD ($)	Retained Earnings [Member] USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2009	$ 54		$ 10,369	$ 7,033,973				$ (18,000)	$ (20,003,576)	$ (12,977,180)		$ (12,977,180)
Balance (in Shares) at Dec. 31, 2009	540,000	1,000	103,699,133
Issuance of restricted shares and warrants for outside services			409	608,278						608,687		608,687
Issuance of restricted shares and warrants for outside services (in Shares)	2,000		4,077,280
Issuance of restricted shares and options for employee services	1		168	207,275						207,444		207,444
Issuance of restricted shares and options for employee services (in Shares)	2,500		1,681,500
Sale of common stock			206	163,372						163,578		163,578
Sale of common stock (in Shares)			2,062,222
Sale of preferred stock	14			635,997						636,011		636,011
Sale of preferred stock (in Shares)	141,000
Warrants issued pursuant to stock sale				84,589						84,589		84,589
Conversion of debt to common stock			250	171,300						171,550		171,550
Conversion of debt to common stock (in Shares)			2,500,000
Conversion of debt to preferred stock	2			99,763						99,765		99,765
Conversion of debt to preferred stock (in Shares)	19,953
Conversion of debt to equity in subsidiary											30,000	30,000
Sale of equity in subsidiary for cash											50,000	50,000
Sale of equity in subsidiary for services						(60,000)				(60,000)	60,000
Amortization of prepaid services for subsidiary equity						32,500				32,500		32,500
Allocation of loss of subsidiary to non controlling interest									5,125	5,125	(5,125)
Net loss									(2,024,464)	(2,024,464)		(2,024,464)
Balance at Dec. 31, 2010	71		11,402	9,004,547		(27,500)		(18,000)	(22,022,915)	(13,052,395)	134,875	(12,917,520)
Balance (in Shares) at Dec. 31, 2010	705,453	1,000	114,020,135
Issuance of restricted shares and warrants for outside services			374	1,029,045						1,029,419		1,029,419
Issuance of restricted shares and warrants for outside services (in Shares)			3,754,036
Issuance of restricted shares and options for employee services			69	562,997						563,066		563,066
Issuance of restricted shares and options for employee services (in Shares)			687,024
Sale of common stock			850	1,096,440						1,097,290		1,097,290
Sale of common stock (in Shares)			8,511,764
Sale of preferred stock	4			192,731						192,735		192,735
Sale of preferred stock (in Shares)	44,547											44,547
Issuance of restricted shares for contract penalty re-delayed shipment			131	299,869						300,000		300,000
Issuance of restricted shares for contract penalty re-delayed shipment (in Shares)			1,309,306									1,309,306
Purchase of treasury stock					40,000					40,000		40,000
Sale of treasury stock					(40,000)					(40,000)		(40,000)
Warrants issued pursuant to stock sale				390,488						390,488		390,488
Conversion of debt to common stock			21	39,783						39,804		39,804
Conversion of debt to common stock (in Shares)			213,975
Issuance of common stock per settlement agreement arising from reverse merger			3	(3)
Issuance of common stock per settlement agreement arising from reverse merger (in Shares)			25,000
Collection of preferred stock subscription receivable								6,000		6,000		6,000
Conversion of stock options-cashless exercise			1	(1)
Conversion of stock options-cashless exercise (in Shares)			13,889									20,000
Amortization of prepaid services for subsidiary equity						27,500				27,500		27,500
Allocation of loss of subsidiary to non controlling interest									4,813	4,813	(4,813)
Conversion of preferred stock to common stock	(75)		9,510	(9,435)
Conversion of preferred stock to common stock (in Shares)	(750,000)		95,100,000
Application of derivative liability from conversion of preferred stock				30,394,710						30,394,710		30,394,710
Net loss									(23,704,727)	(23,704,727)		(23,704,727)
Balance at Dec. 31, 2011			22,361	43,001,171				(12,000)	(45,722,829)	(2,711,297)	130,062	(2,581,235)
Balance (in Shares) at Dec. 31, 2011		1,000	223,635,129
Issuance of restricted shares and warrants for outside services			266	513,400			(30,000)			483,666		483,666
Issuance of restricted shares and warrants for outside services (in Shares)			2,657,603
Issuance of restricted shares and options for employee services			3	264,251						264,254		264,254
Issuance of restricted shares and options for employee services (in Shares)			30,000
Sale of common stock			318	328,896				(14,583)		314,631		314,631
Sale of common stock (in Shares)			3,181,128
Issuance of restricted shares for contract penalty re-delayed shipment			55	99,945						100,000		100,000
Issuance of restricted shares for contract penalty re-delayed shipment (in Shares)			545,498
Debt commission fee paid with common stock			14	23,611			(18,415)			5,210		5,210
Debt commission fee paid with common stock (in Shares)			136,875
Prepayment of debt interest with common stock			46	84,921			(63,902)			21,065		21,065
Prepayment of debt interest with common stock (in Shares)			465,538
Conversion of common stock warrants-cashless exercise			200	379,800						380,000		380,000
Conversion of common stock warrants-cashless exercise (in Shares)			2,000,000
Warrants issued pursuant to stock sale				173,369						173,369		173,369
Conversion of stock options-cashless exercise			1	(1)
Conversion of stock options-cashless exercise (in Shares)			15,000									30,000
Purchase of net business assets of Advent Power			150	329,850						330,000		330,000
Purchase of net business assets of Advent Power (in Shares)			1,500,000
Common stock issued pursuant to Advent agreement			12	27,488						27,500		27,500
Common stock issued pursuant to Advent agreement (in Shares)			125,000
Common stock issued pursuant to debt refinancing			16	25,584						25,600		25,600
Common stock issued pursuant to debt refinancing (in Shares)			160,000
Net loss									(1,660,261)	(1,660,261)		(1,660,261)
Balance at Jun. 30, 2012			$ 23,445	$ 45,252,282			$ (112,317)	$ (26,583)	$ (47,383,090)	$ (2,246,263)	$ 130,062	$ (2,116,201)
Balance (in Shares) at Jun. 30, 2012		1,000	234,451,771

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,660,261)	$ (22,439,346)	$ (23,704,727)	$ (2,024,464)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	30,482	25,725	57,628	55,587
Issuance of restricted common stock, options and warrants and preferred stock for services	747,920	733,674	1,592,485	816,131
Issuance of common stock for debt refinancing	25,600
Issuance of restricted common stock for contract penalty	50,000	125,867	300,000
Provision for loss on debt and liability conversion		26,961	19,771,086
Amortization of prepaid expenses purchased with equity		27,500	27,500	32,500
Amortization of prepaid expenses via common stock	26,275
Write-off of abandoned patent				9,855
Forgiveness of debt income				(2,685)
Loss on conversion of debt to stock				159,050
Changes in operating assets and liabilities:
Decrease (Increase) in accounts receivable	(31,146)		4,200	(4,200)
(Increase) in inventory	(109,127)	(45,681)	(246,762)	(87,997)
(Increase) decrease in other assets	(28,982)	(5,407)	(5,284)	12,790
Increase in deferred revenue and deposits	(246,247)	46,700	150,811	122,525
(Decrease) in provision for contract loss				(5,036)
Increase in accounts payable and accrued expenses	206,537	166,465	142,808	57,449
Decrease in factored receivables	(43,169)
(Decrease) Increase in warranty provision			(2,140)	2,324
Increase in accounts payable and accrued expenses-related parties	123,068	143,346	314,503	339,831
Net cash used by operating activities	(1,023,676)	(772,352)	(1,562,803)	(956,637)
CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures incurred for patents, trademarks and copyrights	(4,546)	(82,222)	(71,381)	(85,968)
Expenditures incurred for property and equipment	(56,282)	(7,941)	(45,356)	(31,184)
Net cash used by investing activities	(60,828)	(90,163)	(116,737)	(117,152)
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Series A Preferred treasury stock		40,000	40,000
Increase in loans-net			40,225	5,000
Sale of equity in subsidiary for cash				50,000
Payment of capitalized leases	(423)	(5,862)	(5,963)	(9,067)
Proceeds from debt	485,000
Proceeds from collection of preferred stock subscription receivables			6,000
Proceeds from sale of common stock	488,000	940,296	1,487,778	163,578
Proceeds from sale of preferred stock		192,735	192,735	720,600
(Decrease) Increase in related party notes and loans payable	58,156	2,753	(21,306)	121,677
Net cash provided by financing activities	1,030,733	1,169,922	1,739,469	1,051,788
Net increase (decrease) in cash	(53,771)	307,407	59,929	(22,001)
Cash, beginning of year	66,486	6,557	6,557	28,558
Cash, end of year	12,715	313,964	66,486	6,557
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Payment of interest in cash	5,398	654	2,735	2,955
NON CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of 8,000 shares of Series A Preferred treasury stock via note payable		40,000	40,000
Issuance of 602,413 shares of Common stock for prepaid interest and debt commission	108,592
Issuance of 2,000,000 shares of Common stock for cashless warrant exercise	380,000
Issuance of 1,500,000 shares of Common stock pursuant to purchase of Advent Power Systems Inc.	330,000
Issuance of 125,000 shares of Common stock for liability acquired from Advent Power Systems Inc.	27,500
Conversion of debt to common and preferred stock				289,610
Conversion of debt by selling 5% of consolidated subsidiary equity				30,000
Conversion of debt and liabilities by issuing 213,975 shares of common stock			39,804
Warrant [Member]
Adjustments to reconcile net loss to net cash used by operating activities:
Loss (income) from derivative liability	(114,626)	650,758	35,089	(106,616)
Series A Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used by operating activities:
Loss (income) from derivative liability		$ 19,771,086	$ 19,771,086	$ (333,681)

Note 1 - Organizational and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE 1 – ORGANIZATIONAL AND SIGNIFICANT ACCOUNTING POLICIES

A.    ORGANIZATION AND OPERATIONS

Cyclone Power Technologies, Inc. (the “Company”) is the successor entity to the business of Cyclone Technologies LLLP (the “LLLP”), a limited liability limited partnership formed in Florida in June 2004.  The LLLP was the original developer and intellectual property holder of the Cyclone engine technology.

On July 2, 2007, the LLLP merged into Cyclone Power Technologies, Inc., a publicly-traded Florida corporation that had recently re-domiciled from California and changed its name from Coastal Technologies, Inc. (the “Pink Sheet Company”).  Prior to the merger, the Pink Sheet Company was engaged in the business of medical software development. At such time, the Pink Sheet Company had outstanding 22,249,841 shares of common stock.  Pursuant to the merger agreement, the Company issued 500,000 shares of Series A Convertible Preferred Stock ($.0001 par value), 1,000 shares of Series B Preferred Stock ($.0001 par value) and 33,000,000 shares of common stock ($.0001 par value) for all the equity interests of the LLLP. Pursuant to the merger and the share exchange, the LLLP was dissolved. The stock issued represented 60 percent of the common stock and all of the Series A Preferred and Series B Preferred stock of the company at the time of merger. This reverse merger was accounted for as a recapitalization of Cyclone, with all assets and liabilities recorded at historical cost.  Concurrent with the merger, the Company sold its medical software development business for $100,000 in cash. Prior to the merger, the Pink Sheet Company had operations, assets and liabilities, and was not considered a “Shell Company” under SEC guidelines.

In the third quarter of 2010, the Company established a subsidiary, Cyclone-WHE LLC (the “WHE Subsidiary”) to market the waste heat recovery systems for all Cyclone engine models. As June 30, 2012, the Company had an 82.5% controlling interest in the WHE Subsidiary. In March 2012, the company established Cyclone-TeamSteam USA, LLC (“TeamSteam”) as a wholly owned subsidiary. The purpose of TeamSteam is to build, test and run a vehicle utilizing the Company’s engine.

The Company is primarily a research and development engineering company whose main purpose is to develop, commercialize, market and license its Cyclone engine technology.

B.    PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The unaudited consolidated financial statements include the accounts of the Company, its 82.5% owned WHE Subsidiary and its 100% owned subsidiary TeamSteam.  All material inter-company transactions and balances have been eliminated in the consolidated financial statements. The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles applicable to interim financial information and the requirements of Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States for complete financial statements. Interim results are not necessarily indicative of results for a full year. In the opinion of management, all adjustments considered necessary for a fair presentation of the financial position and the results of operations and cash flows for the interim periods have been included.

The Company prepares its unaudited consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The principles require the Company to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, the reported amounts of revenues and expenses, cash flows and the related footnote disclosures during the period. On an on-going basis, the Company reviews and evaluates its estimates and assumptions, including, but not limited to, those that relate to the realizable value of accounts receivable, inventories, identifiable intangible assets and other long-lived assets, income taxes and contingencies. Actual results could differ from these estimates.

C.    SUBSEQUENT EVENTS

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 855, “Subsequent Events”.  ASC 855 offers assistance and establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ACS 855 does not result in material changes in the subsequent events that an entity reports. This guidance requires disclosure of the date through which events subsequent to the Balance Sheet date have been evaluated and whether such date represents the date the financial statements were issued or were available to be issued. Management evaluated events occurring between the Balance Sheet date of June 30, 2012, and when the financial statements were available to be issued. Subsequent events that require disclosure are provided in Note 20.

D.    CASH

Cash includes cash on hand and cash in banks. The Company maintains cash balances at several financial institutions.

E.    ACCOUNTS RECEIVABLE

Accounts receivable consist of amounts due pursuant to engine delivery and research and development prototype charges. At June 30, 2012, for financial statement presentation purposes, uncollected progress billings of $502,045 due to the Company from the U.S. Army development contract were off-set against deferred revenue. At June 30, 2012 and December 31, 2011, no allowance for doubtful accounts was deemed necessary.

F.    COMPUTATION OF LOSS PER SHARE

Net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is not presented as the conversion of the preferred stock and exercise of outstanding stock options and warrants would have an anti-dilutive effect. As of June 30, 2012, total anti-dilutive shares amounted to approximately 15.1 million shares.

G.    INCOME TAXES

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740, “Income Taxes”. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

The Company follows certain provisions under ASC Topic 740, “Income Taxes”, which provide interpretative guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Effective with the Company’s adoption of these provisions, interest related to the unrecognized tax benefits is recognized in the financial statements as a component of income taxes.

In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would be recorded if the Company determined it is probable that a position would not be sustained upon examination or if payment would have to be made to a taxing authority and the amount is reasonably estimated. As of June 30, 2012, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities. The Company’s tax returns are subject to examination by the federal and state tax authorities for the years ended 2008 through 2011.

H.    REVENUE RECOGNITION

The Company’s revenue recognition policies are in compliance with ASC 605, “Revenue Recognition – Multiple Element Arrangements”, and Staff Accounting Bulletin (“SAB”) 104, Revenue Recognition. Revenue is recognized at the date of shipment of engines and systems, engine prototypes, engine designs or other deliverables to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. Revenue from contracts for multiple deliverables and milestone methods recognition are evaluated and allocated as appropriate. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.  The Company does not allow its customers to return prototype products. Current contracts do not require the Company to provide any warranty assistance after the “deliverable” has been accepted.

It is the Company’s intention when it has royalty revenue from its contracts to record royalty revenue periodically when earned, as reported in sales statements from customers. The Company does not have any royalty revenue to date.

I.    WARRANTY PROVISIONS

Current contracts do not require warranty assistance subsequent to acceptance of the “deliverable R&D prototype” by the customer. For products that the Company will resell in the future, warranty costs are anticipated to be fully borne by the manufacturing vendor.

J.    INVENTORY

Inventory is recorded at the lower of standard cost or market. Standard costs for material, labor and allocated overhead, are reflective of the estimated costs to manufacture a completed engine after related developmental research and development expenses have been provided for.

K.    FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820, “Fair Value Measurements and Disclosures” requires disclosures of information about the fair value of certain financial instruments for which it is practicable to estimate the value. The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable and accrued expenses, and loans payable approximate their fair market value based on the short-term maturity of these instruments.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s own assumptions based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs used to measure fair value into three broad levels. The three levels of the fair value hierarchy are defined as follows:

Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities as of the reporting date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, as of the reporting date.

Level 3 — Unobservable inputs for the asset or liability that reflect management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

The summary of fair values and changing values of financial instruments as of January 1, 2012 (beginning of period) and June 30, 2012 (end of period) is as follows:

Instrument	Beginning of Period	Change	End of Period	Level	Valuation Methodology
Derivative liabilities	$494,626	($494,626)	$_____-___	3	Black Scholes

Please refer to Note 16 for disclosure and assumptions used to calculate the fair value of the derivative liabilities.

L.    RESEARCH AND DEVELOPMENT

Research and development activities for product development are expensed as incurred.  Costs for the six months ended June 30, 2012 and 2011 were $498,823 and $497,732, respectively.

M.    STOCK BASED COMPENSATION,

The Company applies the fair value method of ASC 718, “Stock Based Compensation”, in accounting for its stock based compensation. This standard states that compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock based compensation at the market price for the Company’s common stock as of the date of issuance.

N.    COMMON STOCK OPTIONS AND PURCHASE WARRANTS

The Company accounts for common stock options and purchase warrants at fair value in accordance with ASC 815-40, “Derivatives and Hedging”. The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, “Stock Based Compensation”. Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the fair value of the equity instruments exchanged, in accordance with ASC 505-50, “Equity Based payments to Non-employees”.

O.    PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost.  Depreciation is computed on the straight-line method, based on the estimated useful lives of the assets as follows:

Display equipment for trade shows		3		years
Leasehold improvements and furniture and fixtures	10	-	15	years
Shop equipment		7		years
Computers		3		years

Expenditures for maintenance and repairs are charged to operations as incurred.

P.    IMPAIRMENT OF LONG LIVED ASSETS

The Company continually evaluates the carrying value of intangible assets and other long lived assets to determine whether there are any impairment losses.  If indicators of impairment are present and future cash flows are not expected to be sufficient to recover the assets’ carrying amount, an impairment loss would be charged to expense in the period identified. To date, the Company has not recognized any impairment charges.

Q.    RECLASSIFICATIONS

Certain balances that have been presented previously have been reclassified to conform to the financial statement presentation adopted for this year.

R.    RECENT ACCOUNTING PRONOUNCEMENTS

In July 2012, the FASB issued an Accounting Standard Update (“ASU”) 2012-02 “Intangibles-Goodwill and Other” which allows for the initial use of qualitative factors, prior to any required quantitative test in determining impairment. This standard is effective as of September 15, 2012 and will not materially impact our financial statement disclosures.

In December 2011, the FASB issued ASU 2011-11 that requires disclosures about offsetting and related arrangements for recognized financial instruments and derivative instruments. The standard is effective for use as of January 1, 2013 and will not materially impact our financial statement disclosures.

In September 2011, the FASB issued ASU 2011-08 that provides the option to assess qualitative factors in determining whether a goodwill impairment test is necessary. The standard is effective January 1, 2012, and will not materially impact our financial condition, results of operations, or financial statement disclosures.

S.    CONCENTRATION OF RISK

The Company does not have any off-balance-sheet concentrations of credit risk.  The Company expects cash and accounts receivable to be the two assets most likely to subject the Company to concentrations of credit risk. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure. The Company plans to minimize its accounts receivable credit risk by transacting contractual arrangements with customers that have been subjected to stringent credit evaluations and structuring the contracts in a manner that lessens inherent credit risks.

As of June 30, 2012, the Company maintained its cash in two quality financial institutions.  The Company has not experienced any losses in its bank accounts through June 30, 2012.

The Company purchases raw material and components from multiple sources, none of which may be considered a principal or material supplier.  If necessary, the Company could replace these suppliers with minimal effect on its business operations.

NOTE 1 - ORGANIZATIONAL AND SIGNIFICANT ACCOUNTING POLICIES

A.     ORGANIZATION AND OPERATIONS

Cyclone Power Technologies, Inc. (the “Company”) is the successor entity to the business of Cyclone Technologies LLLP (the “LLLP”), a limited liability limited partnership formed in Florida in June 2004.  The LLLP was the original developer and intellectual property holder of the Cyclone engine technology.

On July 2, 2007, the LLLP merged into Cyclone Power Technologies, Inc., a publicly-traded Florida corporation that had recently re-domiciled from California and changed its name from Coastal Technologies, Inc. (the “Pink Sheet Company”). Prior to the merger, the Pink Sheet Company was engaged in the business of medical software development. At such time, the Pink Sheet Company had outstanding 22,249,841 shares of common stock.  Pursuant to the merger agreement, the Company issued 500,000 shares of Series A Convertible Preferred Stock ($.0001 par value), 1,000 shares of Series B Preferred Stock ($.0001 par value) and 33,000,000 shares of common stock ($.0001 per value) for all the equity interests of the LLLP. Pursuant to the merger and the share exchange, the LLLP was dissolved. The stock issued represented 60 percent of the common stock and all of the Series A Preferred and Series B Preferred stock of the Company at the time of merger. This reverse merger was accounted for as a recapitalization of Cyclone, with all assets and liabilities recorded at historical cost.  Concurrent with the merger, the Company sold its medical software development business for $100,000 in cash. Prior to the merger, the Pink Sheet Company had operations, assets and liabilities, and was not considered a “Shell Company” under SEC guidelines.

In the third quarter of 2010, the Company established a subsidiary, Cyclone-WHE LLC (the “Subsidiary”) to market the waste heat recovery systems for all Cyclone engine models. As of December 31, 2011, the Company had an 82.5% controlling interest in the Subsidiary.

The Company is primarily a research and development engineering company whose main purpose is to develop, commercialize, market and license its Cyclone engine technology.

B.     PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The audited consolidated financial statements include the accounts of Cyclone Power Technologies Inc. and its 82.5% owned Subsidiary. All material inter-company transactions and balances have been eliminated in the consolidated financial statements. The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

C.     SUBSEQUENT EVENTS

In 2009, the FASB issued ASC 855 Subsequent Events. ACS 855 offers assistance and establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ACS 855 does not result in material changes in the subsequent events that an entity reports. This guidance requires disclosure of the date through which events subsequent to the Balance Sheet date have been evaluated and whether such date represents the date the financial statements were issued or were available to be issued. ASC 855 is effective for interim and annual periods ending after June 15, 2009. Management evaluated events occurring between the Balance Sheet date of December 31, 2011, and when the financial statements were available to be issued, and determined that the Company’s acquisition of the assets of Advent Power Systems Inc., and the retirement of the Phoenix Power Group warrant both constituted reportable events, which are described in Note 19 hereof.

D.      CASH

Cash includes cash on hand and cash in banks. The Company maintains cash balances at several financial institutions.

E.     ACCOUNTS RECEIVABLE

Accounts receivable consist of amounts due pursuant to research and development prototype charges. At December 31, 2011, uncollected progress billings of $297,451 were off-set against deferred revenue for financial statement presentation purposes.  At December 31, 2011 and 2010, no allowance for doubtful accounts was deemed necessary.

F.     COMPUTATION OF LOSS PER SHARE

Net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is not presented as the conversion of the preferred stock and exercise of outstanding stock options and warrants would have an anti-dilutive effect. As of December 31, 2011, total anti-dilutive shares amounted to approximately 10.4 million shares, exclusive of 4.7 million shares subject to an unvested common stock purchase warrant.

G.     INCOME TAXES

Income taxes are accounted for under the asset and liability method as stipulated by Accounting Standards Codification (“ASC”) 740 “Income Taxes”. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

In 2009, the Company adopted certain provisions under ASC Topic 740, which provide interpretative guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Effective with the Company’s adoption of these provisions, interest related to the unrecognized tax benefits is recognized in the financial statements as a component of income taxes.

In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would be recorded if the Company determined it is probable that a position would not be sustained upon examination or if payment would have to be made to a taxing authority and the amount is reasonably estimated. As of December 31, 2011, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities. The Company’s tax returns are subject to examination by the federal and state tax authorities for the years ended 2008 through 2011.

H.      REVENUE RECOGNITION

The Company’s revenue recognition policies are in compliance with accounting Codification as ASC 605, and Staff Accounting Bulletin (“SAB”) 104, Revenue Recognition. Revenue is recognized at the date of shipment of engines and systems, engine prototypes, engine designs or other deliverables to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. Revenue from contracts for multiple deliverables and milestone methods recognition are evaluated and allocated as appropriate. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.  The Company does not allow its customers to return prototype products. Current contracts do not require the company to provide any warranty assistance, after the “deliverable” has been accepted.

It is the Company’s intention, when it has royalty revenue from its contracts, to record royalty revenue periodically when earned, as reported in sales statements from customers. The Company does not have any royalty revenue to date.

I.     WARRANTY PROVISIONS

Current contracts do not require warranty assistance subsequent to acceptance of the “deliverable R&D prototype” by the customer. For products that the company will resell in the future, warranty costs are anticipated to be fully borne by the manufacturing vendor.

J.     INVENTORY

Inventory is recorded at the lower of standard cost or market. Standard costs for material, labor and allocated overhead, are reflective of the estimated costs to manufacture a completed engine after related developmental research and development expenses have been provided for.

K.     FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820 Fair Value “Measurements and Disclosures” requires disclosures of information about the fair value of certain financial instruments for which it is practicable to estimate the value. The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable and accrued expenses, and loans payable approximate their fair market value based on the short-term maturity of these instruments.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s own assumptions based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs used to measure fair value into three broad levels. The three levels of the fair value hierarchy are defined as follows:

Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities as of the reporting date.
Level 2	—	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, as of the reporting date.
Level 3	—
Unobservable inputs for the asset or liability that reflect management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

The summary of fair values and changing values of financial instruments as of December 31, 2011 and 2010 is as follows:

Instrument	Fair Value	Level	Valuation Methodology
Derivative liabilities as of December 31, 2011	$494,626	3	Black Scholes
Derivative liabilities as of December 31, 2010	$11,083,161	3	Binomial Lattice Model and Black Scholes

Please refer to Note 16 for disclosure and assumptions used to calculate the fair value of the derivative liabilities.

L.    RESEARCH AND DEVELOPMENT

Research and development activities for product development are expensed as incurred.  Costs for the years ended December 31, 2011 and 2010 were $983,276 and $842,425, respectively.

M.     STOCK BASED COMPENSATION

The Company applies the fair value method of ASC 718, “Share Based Payment”, in accounting for its stock based compensation. This standard states that compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock based compensation at the market price for the Company’s common stock as of the date of issuance.

N.    COMMON STOCK OPTIONS AND PURCHASE WARRANTS

The Company accounts for common stock options and purchase warrants at fair value in accordance with ASC 815-40 Derivatives and Hedging. The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, Share Based Payment. Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the fair value of the equity instruments exchanged, in accordance with ASC 505-50 Equity Based payments to Non-employees.

O.     PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost.  Depreciation is computed on the straight-line method, based on the estimated useful lives of the assets as follows:

Computers and trade show equipment (years)		3
Shop equipment (years)		7
Furniture, fixtures, and leasehold improvements (years)	10	-	15

Expenditures for maintenance and repairs are charged to operations as incurred.

P.     IMPAIRMENT OF LONG LIVED ASSETS

The Company continually evaluates the carrying value of intangible assets and other long lived assets to determine whether there are any impairment losses.  If indicators of impairment are present and future cash flows are not expected to be sufficient to recover the assets’ carrying amount, an impairment loss would be charged to expense in the period identified. To date, the Company has not recognized any impairment charges.

Q.    RECLASSIFICATIONS

Certain balances that have been presented previously have been reclassified to conform to the financial statement presentation adopted for this year.

R.    RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update (ASU 2011-11) that requires disclosures about offsetting and related arrangements for recognized financial instruments and derivative instruments. The standard is effective for use as of January 1, 2013 and will impact our financial statement disclosures.

In September 2011, the FASB issued an accounting standard update (ASU 2011-08) that provides the option to assess qualitative factors in determining whether a goodwill impairment test is necessary. The standard is effective January 1, 2012, and will not materially impact our financial condition, results of operations, or financial statement disclosures.

In December 2010, the FASB  issued an accounting standard update (ASU 2010-29) that provides for a public entity to disclose pro-forma  information for business combinations that occurred in the current reporting period. The requirement is to disclose pro-forma, and comparable revenue and earnings as though the acquisition date for all business combinations that occurred had been as of the beginning of the annual reporting period. This standard is effective December 15, 2010, and will impact our financial statement disclosures.

S.    CONCENTRATION OF RISK

The Company does not have any off-balance-sheet concentrations of credit risk.  The Company expects cash and accounts receivable to be the two assets most likely to subject the Company to concentrations of credit risk. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure. The Company plans to minimize its accounts receivable credit risk by transacting contractual arrangements with customers that have been subjected to stringent credit evaluations and structuring the contracts in a manner that lessens inherent credit risks.

As of December 31, 2011, the Company maintained its cash in two quality financial institutions.  The Company has not experienced any losses in its bank accounts through December 31, 2011.

We purchase raw material and components from multiple sources, none of which may be considered a principal or material suppliers.  If necessary, we could replace these suppliers with minimal effect on our business operations.

Note 2 - Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Going Concern [Text Block]
NOTE 2 - GOING CONCERN

As shown in the accompanying financial statements, the Company incurred substantial operating losses of approximately $1.66 million, for the six months ended June 30, 2012 and approximately $3.8 million for the year ended December 31, 2011. The cumulative deficit since inception is approximately $47.4 million, which is comprised of $16.6 million attributable to operating losses and other expenses, and includes $30.8 million in non-cash derivative liability accounting.  The Company has a working capital deficit at June 30, 2012 of approximately $2.7 million. There is no guarantee whether the Company will be able to generate enough revenue and/or raise capital to support its operations. This raises substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on management’s plans, which includes implementation of its business model to generate revenue from development contracts, licenses and product sales, and continuing to raise funds through debt or equity raises. The Company will also likely continue to rely upon related-party debt financing.

The financial statements do not include any adjustments that might result from the outcome of these uncertainties.  The Company is currently raising working capital to fund its operations via private placements of common stock and debt, advance contract payments (deferred revenue) and advances from and deferred payments to related parties.

NOTE 2 - GOING CONCERN

As shown in the accompanying financial statements, the Company incurred substantial operating losses of $3.8 million and $2.3 million for the years ended December 31, 2011 and 2010, respectively. The cumulative deficit since inception is approximately $45.7 million, which is comprised of $14.8 million attributable to operating losses and other expenses, and includes $30.9 million in non-cash derivative liability accounting.  The Company has a working capital deficit at December 31, 2011 of approximately $2.6 million. There is no guarantee whether the Company will be able to generate enough revenue and/or raise capital to support its operations. This raises substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on management’s plans, which includes implementation of its business model to generate revenue from development contracts, licenses and product sales, and continuing to raise funds through debt or equity raises. The Company will also likely continue to rely upon related-party debt or equity financing.

The financial statements do not include any adjustments that might result from the outcome of these uncertainties.  The Company is currently raising working capital to fund its operations via private placements of common stock, advance contract payments (deferred revenue) and advances from and deferred payments to related parties.

Note 3 - Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
NOTE 3 – INVENTORY

Inventory consists of:

	June 30, 2012	December 31, 2011
Engine material and parts	$777,575	$327,946
Labor	212,025	128,395
Applied overhead	31,805	19,259
Total Inventory	$1,021,405	$475,600

NOTE 3 - INVENTORY

Inventory at December 31, 2011 and  2010 consists of:

	2011	2010
Engine material and parts	$327,946	$183,893
Labor	128,395	38,556
Applied overhead	19,259	6,389
Total Inventory	$475,600	$228,838

Note 4 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2012	December 31, 2011
Display equipment for trade shows	$9,648	$9,648
Leasehold improvements and furniture and fixtures	74,083	74,083
Equipment and computers	157,335	101,053
Total	241,066	184,784
Less: Accumulated Depreciation	(87,068)	(76,541)
Net Property and Equipment	$153,998	$108,243

Depreciation expense for the six months ended June 30, 2012 and 2011 was $10,527 and $9,034, respectively.

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2011 and  2010 consists of the following:

	2011	2010
Display Equipment for Trade Shows	$9,648	$9,648
Leasehold Improvements and Furniture and Fixtures	74,083	46,332
Equipment and Computers	101,053	83,448
Total	184,784	139,428
Less: Accumulated Depreciation	76,541	55,644
Net Property and Equipment	$108,243	$83,784

Depreciation expense for the years ended December 31, 2011 and 2010 was $20,897 and $25,530, respectively.

Note 5 - Patents and Trademarks and Copyrights	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
 NOTE 5 – PATENTS AND TRADEMARKS AND COPYRIGHTS

The Cyclone Engine is currently protected under the following U.S. Patents and allowed patent applications:

Heat Regenerative Engine (US Patent No. 7,080,512 B2)

Heat Regenerative Engine (Continuation) (US Patent No. 7,856,822 B2)

Steam Generator in a Heat Regenerative Engine (US Patent No. 7,407,382)

Engine Reversing and Timing Control Mechanism (US Patent No. 7,784,280 B2)

Centrifugal Condenser (US Patent No. 7,798,204 B2)

Valve Controlled Throttle Mechanism (US Patent No. 7,730,873 B2)

Pre-Heater Coil in a Heat Regenerative Engine (US Patent No 7,856,823 B2)

Spider Bearing (US Patent No. 7,900,454)

Waste Heat Engine (US Patent No. 7,992,386)

Engine Shrouding with Air to Air Exchanger (Ser. No. 11/879,586)

The Company also has received patents for the main Cyclone engine in 20 other countries, and patents pending in two more countries. The Company plans to continue to pursue patent protection in the U.S. and internationally for its intellectual property.

The Company has filed trademark applications in the U.S. for Cyclone Power Technologies, Cyclone Power, WHE, WHE Generation, and Generation WHE.

Patents, trademarks and copyrights consist of legal fees paid to file and perfect these claims. The net balances as of June 30, 2012 and December 31, 2011 was $424,592 and $440,001, respectively. For the six months ended June 30, 2012 and for the year ended December 31, 2011, the Company capitalized $4,546 and $71,381, respectively.

Patents, trademarks and copyrights are amortized over the life of the intellectual property which is 15 years. Amortization for the six months ended June 30, 2012 and 2011 were $19,955 and $16,691, respectively.

NOTE 5 - PATENTS AND TRADEMARKS AND COPYRIGHTS,

The Cyclone Engine is currently protected under the following U.S. Patents and allowed patent applications:

Heat Regenerative Engine (US Patent No. 7,080,512 B2)

Heat Regenerative Engine (Continuation) (US Patent No. 7,856,822 B2)

Steam Generator in a Heat Regenerative Engine (US Patent No. 7,407,382)

Engine Reversing and Timing Control Mechanism (US Patent No. 7,784,280 B2)

Centrifugal Condenser (US Patent No. 7,798,204 B2)

Valve Controlled Throttle Mechanism (US Patent No. 7,730,873 B2)

Pre-Heater Coil in a Heat Regenerative Engine (US Patent No 7,856,823 B2)

Spider Bearing (US Patent No. 7,900,454)

Waste Heat Engine (US Patent No. 7,992,386)

Engine Shrouding with Air to Air Exchanger (Ser. No. 11/879,586)

The Company also has received patents for the main Cyclone engine in 20 other countries, and patents pending in two more countries. The Company plans to continue to pursue patent protection in the U.S. and internationally for its intellectual property.

The Company has filed trademark applications in the U.S. for Cyclone Power Technologies, Cyclone Power, WHE, WHE Generation, and Generation WHE.

Patents, trademarks and copyrights consist of legal fees paid to file and perfect these claims. The net balances as of December 31, 2011 and  2010 was $440,001 and $405,351 respectively. For the years ended December 31, 2011 and 2010, $71,381 and $85,968 was capitalized, respectively.

Patents, trademarks and copyrights are amortized over the life of the intellectual property which is 15 years. Amortization for the years ended December 31, 2011 and 2010 were $36,731 and $30,057, respectively. The Company wrote off abandoned patents of $9,855 for the year ended December 31, 2010.

Note 6 - Notes and Other Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Text Block]
NOTE 6 – NOTES AND OTHER LOANS PAYABLE

A summary of non-related party notes and other loans payable is as follows:

	June 30, 2012	December 31 2011

Notes payable, 18% interest, (12% prepaid with stock and 6% payable in cash at maturity) maturing in February - May 2013, collateralized by the Company’s receivables from the US Army contract	$405,000	$-
8-12 % uncollateralized demand notes maturing May 2013	50,000	-
6 % uncollateralized demand notes maturing December 2012 - April 2013	60,000	30,000
Total current non related party notes (accrued interest is included in accrued liabilities)	$515,000	$30,000

A summary of related party notes and other loans payable is as follows:

	June 30, 2012	December 31, 2011
6% demand loan from controlling shareholder, uncollateralized (A)	$11,285	$11,285
6% demand loans per Operations Agreement with Schoell Marine Inc., a company owned by Cyclone’s CEO and controlling shareholder, collateralized by lien on Cyclone’s patent for heat regenerative engine (B)	465,266	427,332
6% non-collateralized loan from officer and shareholder, payable on demand. The original principal balance was $137,101.	66,364	66,364
Accrued Interest	193,512	173,290
Total current related party notes, inclusive of accrued interest	$736,427	$678,271

(A)  This note (originally $40,000) was issued to finance the purchase of 8,000 shares of the Company’s Series A Preferred Stock. This treasury stock was subsequently sold for $40,000.

(B)  This note arose from services and salaries incurred by Schoell Marine on behalf of the Company.  Schoell Marine also owns the building that is leased to the Company. The Schoell Marine note bears an interest rate of 6% and repayments occur as cash flow of the Company permits. The note is secured by a UCC-1 filing on the Company’s patents and patent applications. For the six months ended June 30, 2012, $2,550 of principal was paid on the note balance.

NOTE 6 - NOTES AND OTHER LOANS PAYABLE

A summary of non-related party notes and other loans payable as of December 31, 2011 and 2010 is as follows:

	2011	2010

6% uncollateralized $5,000 demand note (*)	$-	$5,000
6% uncollateralized $25,000 demand note	25,000	-
6% uncollateralized $5,000 demand note	5,000	-
Total current non related party note	$30,000	$5,000
(accrued interest is included in accrued liabilities)

(*) This note was retired pursuant to the issuance of preferred stock in 2011.

A summary of related party notes and other loans payable as of December 31, 2011 and  2010 is as follows:

	2011	2010
6% demand loan from controlling shareholder, uncollateralized (A)	$11,285	$-

6% demand loans per Operations Agreement with Schoell Marine Inc., a company owned by Cyclone’s CEO and controlling shareholder, collateralized by lien on Cyclone’s patent for heat regenerative engine (B)	427,332	444,209

6% non-collateralized loan from officer and shareholder, payable on demand. The original principle balance was $137,101.	66,364	86,264

Accrued Interest	173,290	129,104

Total current related party notes, inclusive of accrued interest	$678,271	$659,577

(A)	This note (originally $40,000) was issued to purchase 8,000 shares of the Company’s Series A Preferred Stock. This treasury stock was subsequently sold for $40,000.

(B)
This note arose from services and salaries incurred by Schoell Marine on behalf of the Company.  Schoell Marine also owns the building that is leased to the Company. The Schoell Marine note bears an interest rate of 6% and repayments occur as cash flow of the Company permits. The note is secured by a UCC-1 filing on the Company’s patents and patent applications. During the year ended December 31, 2011, $5,367 was paid on the note balance.

Note 7 - Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 7 – RELATED PARTY TRANSACTIONS

A.   LEASE ON FACILITIES

The Company leases a 6,000 square foot warehouse and office facility located at 601 NE 26th Court in Pompano Beach, Florida.  The lease, which is part of the Company’s Operations Agreement with Schoell Marine, provides for the Company to pay rent equal to the monthly mortgage payment on the building plus property taxes, rent, utilities and sales tax due on rent. Occupancy costs for the six months ended June 30, 2012 and 2011 were $31,482 and $31,482, respectively. The Operations Agreement runs year-to-year, however, the lease portion of this agreement is month-to-month, but can only be cancelled on 180 day notice by Schoell Marine.

B.   DEFERRED COMPENSATION

Included in accounts payable and accrued expenses - related parties payables as of June 30, 2012 and December 31, 2011 are $1,428,840 and $1,305,722, respectively, of accrued and deferred officers’ salaries compensation which will be paid if funds are available. These are non-interest bearing and due on demand.

NOTE 7 - RELATED PARTY TRANSACTIONS

A. LEASE ON FACILITIES

The Company leases a 6,000 square foot warehouse and office facility located at 601 NE 26th Court in Pompano Beach, Florida.  The lease, which is part of the Company’s Operations Agreement with Schoell Marine, provides for the Company to pay rent equal to the monthly mortgage payment on the building plus property taxes, rent, utilities and sales tax due on rent. Occupancy costs for the years ended December 31, 2011 and 2010 were $62,964 and $62,964, respectively. The Operations Agreement runs year-to-year, however, the lease portion of this agreement is month-to-month, but can only be cancelled on 180 days notice by Schoell Marine.

B. DEFERRED COMPENSATION

Included in related party payables as of December 31, 2011 and 2010 is $1,304,645 and $970,614, respectively, of accrued and deferred officers’ salaries compensation which will be paid if funds are available. These are non-interest bearing and due on demand.

Note 8 - Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Preferred Stock [Text Block]
NOTE 8 – PREFERRED STOCK

On May 12, 2011, the holders of a majority of the shares of Series A Convertible Preferred (the “Series A Preferred”) stock, of which there were 750,000 outstanding at the time, executed a resolution to convert all of the Series A Preferred shares into approximately 95.1 million shares of common stock, and to retire all Series A Preferred shares, effective as of May 15, 2011. The Company did not receive any additional consideration from the conversion. During 2011, the Company recorded non-cash derivative expenses of $19,771,086 and eliminated the related derivative liability with respect to the conversion and the retirement of Series A Preferred.

The Series B Preferred Stock is majority voting stock and is held by senior management. Ownership of the Series B Preferred Stock shares assures the holders thereof a 51% voting control over the common stock of the Company. The Series B Preferred Stock shares are convertible on a one-for-one basis with the common stock in the instance the Company is merged or sold.

NOTE 8 - PREFERRED STOCK

On May 12, 2011, the holders of a majority of the shares of Series A Convertible Preferred (the “Series A Preferred”) stock, of which there were 750,000 outstanding at the time, executed a resolution to convert all of the Series A Preferred shares into approximately 95.1 million shares of common stock, and to retire all Series A Preferred shares, effective as of May 15, 2011. The Company did not receive any additional consideration from the conversion. The Company recorded non-cash derivative expenses of $19,771,086 and eliminated the related derivative liability with respect to the conversion and the retirement of Series A Preferred.

The Series B Preferred Stock is majority voting stock and is held by senior management. Ownership of the Series B Preferred Stock shares assures the holders thereof a 51% voting control over the common stock of the Company. The Series B Preferred Stock shares are convertible on a one-for-one basis with the common stock in the instance the Company is merged or sold.

Note 9 - Stock Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 9 – STOCK TRANSACTIONS

The Company relies on capital raised through private placements of common and preferred stock, and loans primarily from related parties, to assist in the funding of operations.

During the six months ended June 30, 2012, the Company issued 2,657,603 shares of restricted common stock, valued at $432,870 for outside services and 30,000 shares of restricted, common stock, valued at $6,000 for employee services.  Additionally, the Company amortized  (based on vesting) $258,254 of common stock options for employee services, and $50,796 of common stock warrants, previously issued for outside services.  Unless otherwise described in these footnotes, reference to “restricted” common stock means that the shares are restricted from resale pursuant to Rule 144 of the Securities Act of 1933, as amended.

During the six months ended June 30, 2012, the Company sold 3,181,128 shares of restricted common stock for $314,631 inclusive of 2,440,000 common stock warrants valued at $173,369 (valued by the Black Scholes model).

During the six months ended June 30, 2012, the Company issued 545,498 shares of restricted common stock valued at $100,000 as satisfaction of a contract penalty agreement; 465,538 shares of common stock valued at $21,065 as partial prepayment of interest on debt; 136,875 shares of common stock valued at $5,210 in satisfaction for debt commission; and 160,000 shares of common stock pursuant to a loss on debt conversion of $25,600.

During March 2012, the Company issued 2,000,000 shares of common stock (valued at $380,000) pursuant to the cashless conversion of a common stock warrant. Pursuant to this transaction, the warrant which was potentially convertible into 4.7 million shares (based on 2% of the total issued and outstanding stock of the Company) was retired.  Common stock options were also converted into 15,000 shares of common stock via a cashless exchange.

In February 2012, the Company issued 1,500,000 shares of common stock, valued at $330,000, pursuant to the acquisition of the net business assets of Advent Power Systems Inc.; plus an additional 125,000 shares, valued at $27,500, to a consultant.

In 2011, the Company issued 687,024 shares of restricted common stock valued at $196,372 for employee services, of which $185,705 was charged to general and administrative services, and $10,667 was for research and development related services and activities. Additionally, the Company amortized (based on vesting) $366,694 of common stock options, previously issued.

In 2011, the Company issued 3,754,036 shares of restricted common stock, valued at $1,004,021 for outside services and amortized $25,398 of previously issued common stock warrants for outside services.

In 2011, the Company sold 8,511,764 shares of restricted common stock for $1,487,778 which included 2,861,251 common stock warrants valued at $390,488 (valued by the Black Scholes model), and 44,547 shares of Series A Preferred stock for $192,735.

In 2011, the Company issued 1,309,306 shares of restricted common stock, valued at $300,000, as satisfaction of a contract penalty agreement; 213,975 shares of common stock, valued at $39,804, in satisfaction for notes and accrued interest of $12,804; and 25,000 shares of common stock in settlement of a claim pursuant to the reverse merger disclosed in Note 1. 20,000 common stock options were also converted via a cashless exercise into 13,889 shares of common stock.

NOTE 9 - STOCK TRANSACTIONS

The Company relies on capital raised through private placements of common and preferred stock, and loans primarily from related parties, to assist in the funding of operations.

During the year ended December 31, 2011, the Company issued 687,024 shares of restricted common stock valued at $196,372 for employee services, of which $185,705 was charged to general and administrative services, and $10,667 was for research and development related services and activities. Additionally, the Company amortized (based on vesting) $366,694 of common stock options, previously issued. Unless otherwise described in these footnotes, reference to “restricted” common stock means that the shares are restricted from resale pursuant to Rule 144 of the Securities Act of 1933, as amended.

The Company issued 3,754,036 shares of restricted common stock, valued at $1,004,021 for outside services and amortized $25,398 of previously issued common stock warrants for outside services.

During the year ended December 31, 2011, the Company sold 8,511,764 shares of restricted common stock for $1,487,778 which included 2,861,251 common stock warrants valued at $390,488 (valued by the Black Scholes model), and 44,547 shares of Series A Preferred stock for $192,735.

During the year ended December 31, 2011, the Company issued 1,309,306 shares of restricted common stock, valued at $300,000, as satisfaction of a contract penalty agreement; 213,975 shares of common stock, valued at $39,804, in satisfaction for notes and accrued interest of $12,804; and 25,000 shares of common stock in settlement of a claim pursuant to the reverse merger disclosed in Note 1. In the third quarter of 2011, 20,000 common stock options were converted via a cashless exercise into 13,889 shares of common stock.

During the year ended December 31, 2010, the Company issued 2,500 shares of Series A Preferred shares, 1,681,500 shares of restricted common stock, and options convertible into 2,040,000 shares of common stock, cumulatively valued at $207,444 for employee services, of which $177,911 was charged to general and administrative services, and $29,533 was for research and development related services and activities. Additionally, the Company issued 2,000 shares of Series A Preferred shares and 4,077,280 shares of restricted common stock valued at $608,687 for outside services.

During the year ended December 31, 2010, the Company converted $171,550 of debt into 2,500,000 shares of common stock and $99,765 of debt into 19,953 shares of Series A Preferred stock.

During the year ended December 31, 2010, the Company sold 2,062,222 shares of restricted common stock for $163,578, which included warrants valued at $84,589; and 141,000 shares of Series A Preferred stock for $720,586.

Note 10 - Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Options And Warrants [Text Block]
NOTE 10 – STOCK OPTIONS AND WARRANTS

A.   COMMON STOCK OPTIONS

In recognition of and compensation for services rendered by employees for the six months ended June 30, 2012, the Company issued 2,340,000 common stock options, valued at $201,677 (valued pursuant to the Black Scholes valuation model) that are exercisable into shares of common stock, at an of exercise price of $.15-.18 and a maturity life of 5-10 years These options have a 1-year vesting requirement and the Company estimates that these options will be exercised within 3-5 years of issue. For the six months ended June 30, 2012, the income statement charge for the amortization of stock options was $258,254 and the unamortized balance was $249,557.  The options may also be exercised by the optionee by having the Company withhold shares that would otherwise be delivered pursuant to the option, based upon the market value of those shares, and equal to the total exercise price of the remaining exercised options. The company also extended the exercised terms of 450,000 vested options issued in 2010 from 2 years to 10 years, offset by an increase in the exercise price from $.15 to $.20.

For the year ended December 31, 2011, in recognition of and compensation for services rendered by employees, the Company issued common stock options, valued at $446,849, (valued pursuant to the Black Scholes valuation model) that are exercisable into 3,115,000 shares of common stock, with a per share range of exercise prices of $.19-$.30 (average exercise price per share of $.23) and a maturity life of 5-10 years (an average maturity life of 7.9 years). These options have a 1-year vesting requirement and the Company estimates that these options will be exercised within 3 years of issue. For the year ended December 31, 2011, the income statement charge for the amortization of stock options was $366,615, and the unamortized balance was $314,814.

The Company’s 2010 Stock Option Plan (the “2010 Plan”), effective July 1, 2010, provided officers, directors and employees of the Company with the right to receive incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, and options not constituting ISOs. Options to acquire a total of 5 million shares of common stock were authorized under the 2010 Plan, all of which have been issued. The 2010 Plan is administered by a committee consisting of the entire Board of Directors, which has authority to issue any number of options to grantees under an Option Agreement, with a termination date no greater than 10 years from the grant date. The committee also has the authority to allow a form of payment other than cash, such as stock payment by optionee or the withholding of shares otherwise deliverable pursuant to an option.

In April 2012, the Company adopted its 2012 Stock Option Plan (the “2012 Plan”) by a unanimous vote of the Board of Directors. The 2012 Plan has the same terms, conditions and governance as the 2010 Plan. Up to 5 million shares of common stock may be issued under the 2012 Plan.

A summary of the common stock options for the period from December 31, 2010 through June 30, 2012 follows:

	Number Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life (Years)

Balance, December 31, 2010	3,040,000	$0.188	4.8
Options issued	3,115,000	0.299	7.8
Options exercised	(20,000)	(0.100)	-
Options cancelled	(100,000)	(0.246)	-
Balance, December 31, 2011	6,035,000	$0.208	5.8
Options issued	2,340,000	0.165	8.1
Options exercised	(30,000)	(0.120)	-
Options cancelled	(105,000)	(0.212)	-
Balance, June 30, 2012	8,240,000	$0.199	7.5

The vested and exercisable options at period end follows:

	Exercisable/Vested Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs)
Common Stock Options

Balance, December 31, 2011	3,020,000	$0.189	5.0
Balance, June 30, 2012	4,135,000	0.164	6.7
Additional vesting by September 30, 2012	885,000	0.190

The fair value of stock options and purchase warrants granted using the Black-Scholes option pricing model was calculated using the following assumptions:

	Six Months Ended June 30, 2012			Year Ended December 31, 2011
Risk free interest rate	.30%	-	.51%	.39%	-	1.20%
Expected volatility	66%	-	75%	132%	-	231%
Expected term in years	3	-	5	3	-	5
Expected dividend yield		0%			0%
Average value per options and warrants	$.05	-	$.11	$.13	-	$.31

Expected volatility is based on historical volatility of the Company’s common stock price. Short Term U.S. Treasury rates were utilized. The expected term of the options and warrants was calculated using the alternative simplified method newly codified as ASC 718 “Stock Based Compensation,” which defined the expected life as the average of the contractual term of the options and warrants and the weighted average vesting period for all issuances.

B.   COMMON STOCK WARRANTS

Outstanding-

In the first half of 2012, the Company issued 2,440,000 warrants at a $.20 exercise price (valued at $173,369) with a 3 year term, pursuant to the sale of common stock to unaffiliated third parties. Also, in recognition of these warrants issued in 2012 for common stock sales, the Company re-priced 2,843,750 warrants issued in 2011 (pursuant to the sale of common stock) to a $.20 exercise price from a $.27-$.32 price. The Black Scholes valuation of the re-priced warrants is $232,383 as compared to the initial valuation of $589,238.

In August 2011, the Company issued 926,251 warrants at a $.27 exercise price (valued at $214,028) with a 3 year term, pursuant to the sale of common stock to unaffiliated third parties. These warrants were included in the re-pricing to $.20.  The Company can force conversion of these warrants if its common stock trades at a price greater than $.54 per share for 10 consecutive trading days, and the average trading volume is greater than 200,000 shares per day. The warrant holders may exercise the warrants without paying the cash price, and instead having the Company withhold shares that would otherwise be delivered pursuant to the warrant, based upon the market value of those shares, and equal to the total conversion price of the remaining converted warrants. This “cashless” option is only available after six months from the date of warrant issuance, and only if the Company has not registered for resale under the Securities Act of 1933, the underlying shares of common stock. The warrants are also subject to certain anti-dilution protections, whereby if the Company issues common stock at a price less than $.20 a share (in a “non-exempted” issuance), then the exercise price of the warrants shall reset to that lower value. “Exempted” issuances include shares issued subject to Board-approved option plans, any convertible securities outstanding as of the date of the warrant issuance, up to 5 million shares of common stock issued to service providers of the Company, and certain other issuances set forth in the warrant agreements.

In the third quarter of 2011, the Company issued 1,335,000 warrants, with a three year term, at a $.27-$.32 per share exercise price (valued at $293,184) pursuant to the sale of additional common shares.  These warrants were included in the re-pricing to $.20, and contain the “cashless” and re-pricing terms detailed above. Also, the Company issued 750,000 warrants with a 1 year term, at a $.30 per share exercise price (valued at $101,591) for services. The value of these warrants is being amortized over the service period.

In the fourth quarter of 2011, the Company issued 600,000 warrants, with a three year term, at a $.27 per share exercise price (valued at $94,502) pursuant to the sale of additional common shares. These warrants were included in the re-pricing to $.20, and contain the “cashless” and re-pricing terms detailed above.

A summary of outstanding vested warrant activity for the six months ended June 30, 2012 and for the year ended December 31, 2011 follows:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Warrants
Balance, December 31, 2010	770,500	$.150	1.24
Warrants issued	3,611,251	.290	1.98
Warrants exercised	-	-	-
Warrants cancelled	-	-	-

Balance, December 31, 2011	4,381,751	.265	1.74
Warrants issued	2,440,000	.200	2.82
Warrants exercised	-	-	-
Warrants re-priced	-	(.087)	-
Warrants cancelled	-	-	-

Balance, June 30, 2012	6,821,751	$.242	1.96

All warrants were vested and exercisable as of the date issued.

NOTE 10 - STOCK OPTIONS AND WARRANTS

A.  COMMON STOCK OPTIONS

For the year ended December 31, 2011, in recognition of and compensation for services rendered by employees, the Company issued common stock options, valued at $446,849, (valued pursuant to the Black Scholes valuation model)  that are exercisable into 3,115,000 shares of common stock to employees, with a per share range of exercise prices of $.19-$.30 (average per share of $.23 ) and a maturity life of 5-10 years (an average maturity life of 7.9 years). These options have a 1-year vesting requirement and the Company estimates that these options will be exercised within 3 years of issue. For the year ended December 31, 2011, the income statement charge for the amortization of stock options was $366,615 and the unamortized balance was $314,814.  The options may also be exercised by the optionee by having the Company withhold shares that would otherwise be delivered pursuant to the option, based upon the market value of those shares, and equal to the total exercise price of the remaining exercised options.

For the year ended December 31, 2010, in recognition of and compensation for services rendered by employees, the Company issued 2,040,000 cashless options exercisable into 2,040,000 shares of common stock to employees and staff, with an average exercise price per share of $.122, an average maturity life of 5.8 years and a one year vesting requirement. The Company estimated that the options would be exercised within 3 years. The income statement charge for the year ended December 31, 2010 was $64,988 and the unamortized balance was $178,414.

The Company’s 2010 Stock Option Plan (the "Plan"), effective July 1, 2010, provides officers, directors and  employees of the Company with the right to receive incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, and options not constituting ISOs. Options to acquire a total of 5 million shares of common stock are authorized under the Plan. The Plan is administered by a committee consisting of the entire Board of Directors, which has authority to issue any number of options to grantees under an Option Agreement, with a termination date no greater than 10 years from the grant date. The committee also has the authority to allow a form of payment other than cash, such as stock payment by optionee or the withholding of shares otherwise deliverable pursuant to an option.

A summary of the common stock options for the period from December 31, 2009 through December 31, 2011 follows:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Options
Balance, December 31, 2009	1,000,000	$0.325	6.5
Options issued	2,040,000	0.122	5.4
Options exercised	-	-	-
Options cancelled	-	-	-

Balance, December 31, 2010	3,040,000	0.188	5.0
Options issued	3,115,000	.229	7.9
Options exercised	(20,000)	(.100)	-
Options cancelled	(100,000)	(.246)	-

Balance, December 31, 2011	6,035,000	$.208	6.0

The vested and exercisable options at period end follows:

	Exercisable/Vested Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Options
Balance, December 31, 2009	1,000,000	$0.325	7.5
Balance, December 31, 2010	1,000,000	0.325	6.5
Balance, December 31, 2011	3,020,000	0.189	5.0

Additional vesting by March 31, 2012	485,000	0.254

The fair value of stock options and purchase warrants granted using the Black-Scholes option pricing model was calculated using the following assumptions:

	Year Ended Dec. 31, 2011			Year Ended Dec. 31, 2010
Risk Free Interest Rate	.39%	-	1.20%	.6%	-	1.18%
Expected Volatility	132%	-	231%	458%	-	628%
Expected term in years	5	-	10	2	-	3
Expected dividend yield		0%			0%
Average value per options and warrants	$.13	-	$.31	$.09	-	$.14

Expected volatility is based on historical volatility of the Company’s common stock price and other comparable pink sheet traded companies (used when the traded stock price of the company was not representative). Short Term U.S. Treasury rates were utilized. The expected term of the options and warrants was calculated using the alternative simplified method newly codified as ASC 718 "Accounting for Stock Based Compensation", which defined the expected life as the average of the contractual term of the options and warrants and the weighted average vesting period for all trenches.

B.  COMMON STOCK WARRANTS

Outstanding-

In August 2011, the Company issued 926,251 warrants at a $.27 exercise price (valued at $214,028) with a 3 years term, pursuant to the sale of Common stock to unaffiliated third parties. The Company can force conversion of these warrants if its common stock trades at a price greater than $.54 per share for 10 consecutive trading days, and the average trading volume is greater than 200,000 shares per day. The warrant holders may exercise the warrants without paying the cash price, and instead having the Company withhold shares that would otherwise be delivered pursuant to the warrant, based upon the market value of those shares, and equal to the total conversion price of the remaining converted warrants. This “cashless” option is only available after six months from the date of warrant issuance, and only if the Company has not registered for resale under the Securities Act of 1933, the underlying shares of common stock. The warrants are also subject to certain anti-dilution protections, whereby if the Company issues common stock at a price less than $.20 a share (in a non “exempted” issuance), then the exercise price of the warrants shall reset to that lower value. “Exempted” issuances include shares issued subject to Board-approved option plans, any convertible securities outstanding as of the date of the warrant issuance, and up to 5 million shares of common stock issued to service providers of the Company.

In the third quarter of 2011, the Company issued 1,335,000 warrants, with a three year term, at a $.27-$.32 per share exercise price (valued at $293,184) pursuant to the sale of additional common shares. Also, the Company issued 750,000 warrants with a 1 year term, at a $.30 per share exercise price (valued at $101,591) for services. The value of these warrants is being amortized over the service period.

In the fourth quarter of 2011, the Company issued 600,000 warrants, with a three year term, at a $.27 per share exercise price (valued at $94,502) pursuant to the sale of additional common shares.

In August 2010, the Company issued 770,500 warrants at a $.15 exercise price (valued at $84,589), with a 2 year term, pursuant to the sale of Series A Preferred stock to an unaffiliated third party.

A summary of outstanding vested warrant activity for the year ended December 31, 2011 follows:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Warrants
Balance, December 31, 2010	770,500	$.150	1.67
Warrants issued	3,611,251	.29	2.23
Warrants exercised	-	-	-
Warrants cancelled	-	-	-

Balance, December 31, 2011	4,381,751	$.265	1.99

Note 11 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 11 – INCOME TAXES

A reconciliation of the differences between the effective income tax rates and the statutory federal tax rates for the six months ended June 30, 2012 and 2011 are as follows:

	Six Months ended June 30, 2012	Amount	Six Months ended June 30, 2011	Amount
Tax benefit at U.S. statutory rate	34%	$556,712	34%	$7,629,397
State taxes, net of federal benefit	4	65,495	4	897,534
Change in valuation allowance	(38)	(622,207)	(38)	(8,526,951)
	-%	$-	-%	$-

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of June 30, 2012 and for the year ended December 31, 2011 consisted of the following:

	June 30, 2012	December 31, 2011
Deferred Tax Assets
Net Operating Loss Carry-forward	$6,094,949	$5,420,492
Deferred Tax Liabilities – Accrued Officers’ Salaries	(283,385)	(231,135)
Net Deferred Tax Assets	5,811,564	5,189,357
Valuation Allowance	(5,811,564)	(5,189,357)
Total Net Deferred Tax Assets	$-	$-

As of June 30, 2012, the Company had a net operating loss carry forward for income tax reporting purposes of approximately $12.3 million that may be offset against future taxable income through 2027. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited. No tax asset has been reported in the financial statements, because the Company believes there is a 50% or greater chance the carry forwards will expire unused. Accordingly, the potential tax benefits of the loss carry forwards are offset by a valuation allowance of the same amount.

NOTE 11 - INCOME TAXES

A reconciliation of the differences between the effective income tax rates and the statutory federal tax rates for the years ended December 31, 2011 and 2010 are as follows:

	Year ended Dec 31, 2011	Amount	Year ended Dec. 31, 2010	Amount
Tax benefit at U.S. statutory rate	34%	$1,232,008	34%	$744,519
State taxes, net of federal benefit	4	144,942	4	87,590
Change in valuation allowance	(38)	(1,376,950)	(38)	(832,109)
	-%	$-	-%	$-

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities for years ended December 31, 2011 and 2010 consisted of the following:

Deferred Tax Assets	Dec. 31, 2011	Dec. 31, 2010
Net Operating Loss Carry-forward	$5,420,492	$2,860,156
Deferred Tax Liabilities – Accrued Officers Salaries	(231,135)	(126,635)
Net Deferred Tax Assets	5,189,357	2,733,521
Valuation Allowance	(5,189,357)	(2,733,521)
Total Net Deferred Tax Assets	$-	$-

As of December 31, 2011, the Company had a net operating loss carry forward for income tax reporting purposes of approximately $10.7 million that may be offset against future taxable income through 2026. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited. No tax asset has been reported in the financial statements, because the Company believes there is a 50% or greater chance the carry forwards will expire unused. Accordingly, the potential tax benefits of the loss carry forwards are offset by a valuation allowance of the same amount.

Note 12 - Lease Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
NOTE 12 –LEASE OBLIGATIONS

A.   CAPITALIZED LEASE OBLIGATIONS

In 2009, the Company acquired $27,401 of  property and equipment via capitalized lease obligations at an average interest rate of 18.4%. Total lease payments made in for the six months ended June 30, 2012 were $423. The balance of leases payable at June 30, 2012 was $2,630. Future lease payments are:

2012	$645
2013	1,127
2014	858
$2,630

B.   LEASE ON ADDITIONAL FACILITIES

In July 2011, the Company signed a one-year lease for an additional 2,000 square feet at a rate of $8.25/ s.f, that terminated in June 2012. The lease expense for the six months ended June 30, 2012 was $8,159.

Effective July 2012, the Company renewed this lease for one year, at an annual rate of $16,800 or $8.40/ s.f, terminating in June 2013. The lease also has a remaining 1-year extension.

NOTE 12 - LEASE OBLIGATIONS

A.  CAPITALIZED LEASE OBLIGATIONS

In 2009, the Company acquired $27,401 of property and equipment via capitalized lease obligations at an average interest rate of 18.4%. Lease principle payments made in the year ended December 31, 2011 was $5,964. The balance of leases payable at December 31, 2011 was $3,053. Future lease payments are:

2012	$898
2013	1,127
2014	1,028

$3,053

Note 13 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 13 – COMMITMENTS AND CONTINGENCIES

The Company has employment agreements with Harry Schoell, CEO, at $150,000 per year; Frankie Fruge, COO, at $120,000 per year; and Christopher Nelson, President and General Counsel, at $130,000 per year (collectively, the “Executives”). These agreements provide for a term of three (3) years from their Effective Date (July 2007 in the case of Schoell and Fruge, and August 2011 in the case of Nelson), with automatically renewing successive one year periods starting on the end of the second anniversary of the Effective Date. If the Executive is terminated “without cause” or pursuant to a “change in control” of the Company, as both defined in the respective agreements, the Executive shall be entitled to (i) any unpaid Base Salary accrued through the effective date of termination, (ii) the Executive’s Base Salary at the rate prevailing at such termination through 12 months from the date of termination or the end of his Term then in effect, whichever is longer, and (iii) any Performance Bonus that would otherwise be payable to the Executive were he/she not terminated, during the 12 months following his or her termination.

NOTE 13 - COMMITMENTS AND CONTINGENCIES

The Company has employment agreements with Harry Schoell, CEO, at $150,000 per year, and Frankie Fruge, COO, at $120,000 per year (the “Executives”), that provide for a term of three (3) years from their Effective Date (July 2, 2007), with automatically renewing successive one year periods starting on the end of the second anniversary of the Effective Date. If either Executive is terminated “without cause” or pursuant to a “change in control” of the Company, as both defined in the respective agreements, the Executive shall be entitled to (i) any unpaid Base Salary accrued through the effective date of termination, (ii) the Executive’s Base Salary at the rate prevailing at such termination through 12 months from the date of termination or the end of his Term then in effect, whichever is longer, and (iii) any Performance Bonus that would otherwise be payable to the Executive were he not terminated, during the 12 months following his or her termination.

In July 2011, the Company signed a one-year lease for an additional 2,000 square feet at rate of $8.25/ s.f, terminating in August 2012. The lease also has two 1-year extensions.  The balance of the lease is $8,159.

Note 14 - Consolidated Subsidiary	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NOTE 14 – CONSOLIDATED SUBSIDIARIES

In 2010, the Company established a subsidiary (Cyclone-WHE LLC) to license and market waste heat recovery systems for all engine models. A 5% equity participation was sold to a minority investor for $30,000, via the conversion of a Cyclone note payable. Another 5% was purchased directly from the Subsidiary by a minority investor for services valued at $30,000 consisting of assistance in marketing, management and financing for projects to be carried out by the subsidiary. These services were amortized over a 12 month period. This investor also received and exercised a 2.5% equity purchase warrant in the subsidiary for $50,000.

Effective July 1, 2010, a 5% equity contribution in Cyclone-WHE was provided to the new Managing Director of the Subsidiary in consideration of $30,000 of future professional services (which were amortized over a 12 month period). Additionally, options were given for the acquisition of an additional 5% equity in the subsidiary at a total price of $100,000, vesting half in 12 months and half in 24 months, exercisable for 5 years. No value was attributed to these options, since the subsidiary had no significant operations or assets.

The total losses of the subsidiary for the year ended December 31, 2011 was $27,500. Losses of the subsidiary are currently fully borne by the parent Company, and no allocations were made to the non-controlling interest in the consolidated subsidiary.  There is no guarantee of future profits or positive cash flow of the subsidiary for loss recovery and the related imputed receivable would be impaired.  As of December 31, 2011, the cumulative unallocated losses to the non-controlling interests of the subsidiary of $9,938 are to be recovered, by the parent from future subsidiary profits, when they materialize.

In the first quarter of 2012, the Company established a 100% owned consolidated subsidiary Cyclone-TeamSteamUSA LLC (“TeamSteam”).  The purpose of TeamSteam is to build, test and run a vehicle utilizing the Company’s engine.

NOTE 14 - CONSOLIDATED SUBSIDIARY

Commencing in the second quarter of 2010, the Company established a subsidiary (Cyclone-WHE LLC) to license and market waste heat recovery systems for all engine models. A 5% equity participation was sold to a minority investor for $30,000, via the conversion of a Cyclone note payable. Another 5% was purchased directly from the Subsidiary by a minority investor for services valued at $30,000 consisting of assistance in marketing, management and financing for projects to be carried out by the Subsidiary. These services were amortized over a 12 month period. This investor also received and exercised a 2.5% equity purchase warrant in the Subsidiary for $50,000.

Effective July 1, 2010, a 5% equity contribution was provided to the new Managing Director of the Subsidiary in consideration of $30,000 of future professional services (which are being amortized over a 12 month period). Additionally, options were given for the acquisition of an additional 5% equity in the subsidiary at a total price of $100,000, vesting half in 12 months and half in 24 months, exercisable for 5 years. No value was attributed to these options, since the subsidiary had no significant operations or assets.

The total losses of the subsidiary for the year ended December 31, 2011 was $27,500. Losses of the subsidiary are currently fully borne by the parent Company, and no allocations were made to the non controlling interest in the consolidated subsidiary.  There is no guarantee of future profits or positive cash flow of the subsidiary for loss recovery and the related imputed receivable would be impaired.  As of December 31, 2011, the cumulative unallocated losses to the non-controlling interests of the subsidiary of $9,938 are to be recovered, by the parent from future subsidiary profits, when they materialize.

Note 15 - Penalty for Delayed Delivery of Product	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Penalty For Delayed Delivery Of Product [Text Block]
NOTE 15 – PENALTY FOR DELAYED DELIVERY OF PRODUCT

In 2009, the Company signed a contract for the delivery of two Cyclone prototype engines that had a performance penalty of $25,000 per month for late delivery, paid with restricted Company common stock (pursuant to Rule 144) based on the closing price for the Company’s stock on the OTC Markets on the last day of the applicable month. Other terms of the contract reflected development fees paid by the customer, and royalties to be paid to the Company based on units subsequently manufactured and sold by the customer.  The original delivery date was revised to January 1, 2011. Effective January 1, 2012 the Company’s agreed that two WHE engines would be substituted for the deliverable in satisfaction of the contract, but that the Company is still obligated to deliver two Mark 5 engines at a later time. For the six months ended June 30, 2012, and for the year ended December 31, 2011, the Company charged $50,000 and $ 350,000 for this penalty to cost of goods sold, respectively, for subsequent delayed engine delivery. As of April 2012, the maximum $400,000 contracted penalty has been provided and no additional penalties in stock or cash are to be recognized on the contract.

NOTE 15 - PENALTY FOR DELAYED DELIVERY OF PRODUCT

In 2009, the Company signed a contract for the delivery of two Mark V prototype engines that had a performance penalty of $25,000 per month for late delivery, paid with restricted Company common stock (pursuant to Rule 144) based on the closing price for the Company’s stock on the OTC Markets on the last day of the applicable month. Other terms of the contract reflected development fees paid by the customer, and royalties to be paid to the Company based on units subsequently manufactured and sold by the customer.  The original delivery date was revised to January 1, 2011. Effective January 1, 2012 the Company’s agreed that two WHE engines would be substituted for the deliverable in satisfaction of the contract, but that Cyclone is still obligated to deliver two Mark V engines at a later time. For the year ended December 31, 2011, the Company charged $350,000 to cost of goods sold for this penalty. This is reflective of 1,309,306 shares of restricted common stock issued in the first year, valued at $300,000, and $50,000 of accrued expenses for subsequent delayed engine delivery.

Note 16 - Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivatives and Fair Value [Text Block]
NOTE 16 - DERIVATIVE LIABILITIES

The Company had issued certain freestanding and embedded financial instruments that are classified as derivative liabilities in accordance with ASC Topic 815, “Derivatives and Hedging”.

Series A Convertible Preferred Stock

The Company’s Series A Convertible Preferred Stock entitled the holders of the preferred stock to convert the preferred stock into a fixed percentage of the total outstanding common stock on a fully diluted basis, calculated on the date of conversion.  The resulting derivative liability is presented at its fair value on the accompanying balance sheets with changes in fair value reported in the statement of operations.  In May 2011, the holders of all of the outstanding shares of Series A Preferred Stock converted the shares into 95,100,000 shares of the Company’s common stock.  As a result of the conversion, the estimated fair value of the embedded conversion option of at the time of conversion of $30,394,710 was reclassified into equity. There is no derivative liability related to this issuance as of June 30, 2012 or December 31, 2011. The fair value of the conversion option options had been estimated using a binomial lattice model using the following assumptions:

Risk free rate	1.27%	-	2.69%
Expected volatility	150%	-	400%
Expected term in years		5
Expected dividend yield		0%

Phoenix Common Stock Warrant

As part of the Company’s license agreement with Phoenix Power Group (“Phoenix”), in 2009 the Company agreed to issue to Phoenix a common stock purchase warrant (the “Phoenix Warrant”) at a price of $.19 per share, equal to two (2%) percent of the total issued, outstanding, convertible debt and dilutive common stock of the Company at the time of exercise. The number of shares into which the Phoenix Warrant was convertible was contingent upon the number of shares outstanding at the date it was exercised. The Phoenix Warrant was to vest upon the delivery of the first two prototype Cyclone Mark V Engines to Phoenix and payment by Phoenix of the full $400,000 license fee, and terminate 24 months thereafter. This Warrant was non-transferable. As of December 31, 2011, the calculated number of shares into which the Phoenix Warrant was convertible was 4.68 million, and was valued at approximately $494,626 (by the Black Scholes valuation method).  It was to be amortized proportionally over the life of the contract, as an expense of the contract in conjunction with revenue and royalty recognition from this contract.  Because the number of shares issuable upon exercise of the Phoenix Warrant was unknown until the time of exercise, and there was no limit to the number of shares that were to be issuable upon exercise, the Phoenix Warrant was required to be accounted for as a derivative liability. The resulting derivative liability of $494,626 from the Warrant was presented at its fair value on the accompanying December 31, 2011 balance sheet with changes in fair value reported in the statement of operations.  In March 2012, the Company entered into an agreement with Phoenix to effect a cashless exercise of the Phoenix Warrant into 2,000,000 shares of restricted common stock (valued at $380,000) and to retire the Phoenix Warrant. In the first quarter of 2012, the Company recognized a $114,626 gain on retiring the derivative liability.

The fair value of the Warrant, at December 31, 2011, had been estimated using the Black Scholes model using the following assumptions:

Risk free rate	.39%
Expected volatility	108%
Expected term in years	2
Expected dividend yield	0%

A summary of the fair value of the Company’s derivative liabilities is provided in Note 1.K.

NOTE 16 - DERIVATIVE LIABILITIES

The Company has issued certain freestanding and embedded financial instruments that are classified as derivative liabilities in accordance with ASC Topic 815 Derivatives and Hedging.

Series A Convertible Preferred Stock

The Company’s Series A Convertible Preferred Stock entitled the holders of the preferred stock to convert the preferred stock into a fixed percentage of the total outstanding common stock on a fully diluted basis, calculated on the date of conversion.  The resulting derivative liability is presented at its fair value on the accompanying balance sheets with changes in fair value reported in the statement of operations.   In May 2011, the holders of all of the outstanding shares of Series A Preferred Stock converted the shares into 95,100,000 shares of the Company’s common stock.  As a result of the conversion, the estimated fair value of the embedded conversion option of at the time of conversion of $30,394,710 was reclassified into equity. There is no derivative liability related to this issuance as of December 31, 2011. The fair value of the conversion option options had been estimated using a binomial lattice model using the following assumptions:

Risk free rate	1.27%	-	2.69%
Expected volatility	150%	-	400%
Expected term in years		5
Expected dividend yield		0%

Phoenix Common Stock Warrant

As part of the Company’s license agreement with Phoenix Power Group (“Phoenix”), in 2009 the Company agreed to issue to Phoenix a common stock purchase warrant at a price of $.19 per share, equal to two (2%) percent of the total issued, outstanding, convertible debt and dilutive common stock of the Company at the time of exercise. The number of shares into which the warrant was convertible was contingent upon the number of shares outstanding at the date the warrant was issued. As of December 31, 2011, 2% of the outstanding, convertible and dilutive common stock of the Company was approximately 4.68 million shares. The warrant was to vest upon the delivery of the first two prototype Cyclone Mark V Engines to Phoenix and payment by Phoenix of the full $400,000 license fee, and terminate 24 months thereafter and are non-transferable. As of December 31, 2011, the warrant was valued at approximately $494,626 (by the Black Scholes valuation method) and is to be amortized proportionally over the life of the contract, as an expense of the contact in conjunction with revenue and royalty recognition from this contract.  Because the number of shares issuable upon exercise of the warrant was unknown until the time of exercise, and there is no limit to the number of shares that are issuable upon exercise, the common stock warrant was required to be accounted for as a derivative liability. The resulting derivative liability of $494,626 from the warrant is presented at its fair value on the accompanying balance sheet with changes in fair value reported in the statement of operations.  In March 2012, the Company entered into an agreement with Phoenix to convert and retire the warrant for 2,000,000 shares of common stock. Phoenix did not pay any additional consideration for the shares.

The fair value of the warrants, at December 31, 2011, has been estimated using the Black Scholes model using the following assumptions:

Risk free rate	.39%
Expected volatility	108%
Expected term in years	2
Expected dividend yield	0%

A summary of the fair value of the Company’s derivative liabilities are as follows:

	Fair Value as of Dec. 31 2010	Period End Change in Fair Value	Conversion of Series A Pref. Stock	Fair Value as of Dec. 31, 2011
Series A Preferred Stock	$10,623,624	$19,771,086	$(30,394,710)	$-
Phoenix Warrant	$459,537	35,089	-	494,626
Total	$11,083,161	$19,771,086	$(30,394,710)	$494,626

Note 17 - Receivables, Deferred Revenue and Backlog	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Revenue Disclosure [Text Block]
NOTE 17 – RECEIVABLES, DEFERRED REVENUE AND BACKLOG

As of June 30, 2012, the Company has accounts receivable of $502,045, which relates to uncollected work in progress billings due from the U.S. Army/TACOM contract (see Note 19). For financial statement purposes, this receivable was offset against deferred revenue, and as a result, does not appear in the consolidated Balance Sheets.

As of June 30, 2012, total backlog for prototype engines to be delivered in the following twelve months was $1.8 million, of which $100,000 had been paid and $502,045 had been invoiced, as noted above.  This amount of backlog orders is inclusive of contracts with the U.S. Army and Combilift, which the Company expects to be paid over the following nine to twelve months of the respective contracts’ development periods.

NOTE 17 - RECEIVABLES, DEFERRED REVENUE AND BACKLOG

As of December 31, 2011, the Company has accounts receivable of $297,451, which relates to uncollected work in progress billings, and are comprised of $62,618 due from Raytheon and $234,833 due form Advent under the Company’s U.S. Army/TACOM contract.  These amounts are offset against deferred revenue until contract deliverables and related revenue recognition have been satisfied.

As of December 31, 2011, total backlog for prototype engines to be delivered in the following six to nine months was $1.5 million, of which $100,000 has been paid and $297,451 has been invoiced, as noted above.  This amount of backlog orders is inclusive of contracts with Raytheon, the U.S. Army (through Advent) and Combilift, which the Company expects to be paid over the following six to nine months of the respective contracts’ development periods.  This total figure does not, however, account for the acquisition of Advent, which closed in the first quarter of 2012, and pursuant to which, the Company assume the full $1.4 million contract with the U.S. Army, which would increase current backlog to approximately $2.2 million.

Note 18 - Receivables Factoring	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
NOTE 18 – RECEIVABLES FACTORING

In the last quarter of  2011, the Company had entered into a factoring (purchase and sale agreement) to factor 85% the face value of receivables presented  at  interest rates on the outstanding balances of 1.85% for the first 30 days, and 1.10 % each 15 days thereafter. The factor repayment liability at June 30, 2012 and December 31, 2011 was $0 and $43,169, respectively. Interest expense for the six months ended June 30, 2012 and the year ended December 31, 2011 was $1,588 and $1,415, respectively. The agreement was personally guaranteed by one of the Company’s officers.

NOTE 18 - RECEIVABLES FACTORING

As of December 31, 2011, the Company has entered into a factoring (purchase and sale agreement) to factor 85% the face value of receivables presented  at  interest rates on the outstanding balances of 1.85% for the first 30 days, and 1.10 % each 15 days thereafter. The factor repayment liability at December 31, 2011 was $43,169 and the interest expense for the year ended December 31, 2011 was $1,415. The agreement is personally guaranteed by one of the Company’s officers.

Note 19 - Subsequent Acquisition of Advent Power Systems Inc. Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 20 – SUBSEQUENT EVENTS

Effective in the third quarter of 2012, the company entered into a capital equity financing arrangement with GEM Global Yield Fund Ltd. ("GGYF") Under the agreement, GGYF will purchase $250,000 in Cyclone's common stock at a 10% discount to the market price of the shares. The common stock is being offered in a private placement transaction in reliance upon an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 of Regulation D. The shares will be restricted under Rule 144, and there are no registration rights or warrants attached to the deal.

In June 2012, the Company officially assumed the role of prime contractor under the U.S. Army contract, and in July, reached our first development milestone and submitted our initial billing of $502,045 for payment.

NOTE 19 - SUBSEQUENT ACQUISITION OF ADVENT POWER SYSTEMS INC. BUSINESS

On February 16, 2012, the Company acquired select net assets, business and contracts of Advent Power Systems Inc. for 1.5 million shares of common stock, valued at approximately $315,000. The value of the Army contract (to develop an auxiliary power unit for multiple lines of combat vehicles) being transferred to Cyclone is $1.4 million. The common stock consideration is being held in escrow pending the official novation of the Army contract, and is further restricted for resale by a contractual two-year leak-out provision. Of the $315,000 purchase price paid in common stock, virtually all was allocated to the Army contract asset and retirement of Advent’s exclusive license for sale of Cyclone engines to military customers. In completing this acquisition, the Company expects to receive an additional $450,000 in revenue and higher profits (in addition to the $700,000 originally payable to the Company as a sub-contractor) under the Army contract. The Company will also assume the position as prime contractor, which it believes will assist the Company in acquiring new defense contracts in the future.

On March 30, 2012, the Company completed an agreement with Phoenix Power Group to convert the warrant held by Phoenix into 2 million shares of common stock of the Company on a cashless basis (meaning no additional consideration was paid by Phoenix at the time). The warrant was subsequently retired.

Note 19 - Acquisition of Advent	6 Months Ended
Jun. 30, 2012
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 19 – ACQUISITION OF ADVENT

On February 16, 2012, the Company acquired select net assets, business and contracts of Advent Power Systems, Inc. (“Advent”) for 1.5 million shares of common stock, valued at approximately $330,000. An additional $27,500 was paid to a consultant in the form of common stock.  The value of the U.S. Army contract (to develop an auxiliary power unit for multiple lines of combat vehicles) transferred to the Company is $1.4 million.  Up to 1.1 million shares of the 1.5 million shares paid as consideration in the acquisition are subject to forfeiture if there are any negative changes in value to the acquired assets over the next twelve months.  The common stock is further restricted for resale by a contractual two-year leak-out provision. Of the $330,000 purchase price paid in common stock, virtually all was allocated to the U.S. Army contract asset and retirement of Advent’s exclusive license for sale of Cyclone engines to military customers. In completing this acquisition, the Company expects to receive an additional $450,000 in revenue and higher profits (in addition to the $700,000 originally payable to the Company as a sub-contractor) under the U.S. Army contract.

As of June 2012, the Company has also assumed the position as prime contractor, which it believes will assist the Company in acquiring new defense contracts in the future. As of July 5, 2012, the U.S. Army contract was modified from a “cost plus” with a price cap payment arrangement to a “fixed fee” structure with milestone payments. On July 10, the Company successfully reached its first milestone under the contract and submitted an invoice for $502,045, which has been approved for payment.

The Company recorded the assets and liabilities acquired from Advent as follows:

Inventory and contract rights:	$587,489
Deferred revenue:	(178,311)
Account payable and accrued expenses:	(79,178)
Total:	$330,000

Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidation, Policy [Policy Text Block]
B.    PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The unaudited consolidated financial statements include the accounts of the Company, its 82.5% owned WHE Subsidiary and its 100% owned subsidiary TeamSteam.  All material inter-company transactions and balances have been eliminated in the consolidated financial statements. The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles applicable to interim financial information and the requirements of Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States for complete financial statements. Interim results are not necessarily indicative of results for a full year. In the opinion of management, all adjustments considered necessary for a fair presentation of the financial position and the results of operations and cash flows for the interim periods have been included.

The Company prepares its unaudited consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The principles require the Company to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, the reported amounts of revenues and expenses, cash flows and the related footnote disclosures during the period. On an on-going basis, the Company reviews and evaluates its estimates and assumptions, including, but not limited to, those that relate to the realizable value of accounts receivable, inventories, identifiable intangible assets and other long-lived assets, income taxes and contingencies. Actual results could differ from these estimates.

B.     PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The audited consolidated financial statements include the accounts of Cyclone Power Technologies Inc. and its 82.5% owned Subsidiary. All material inter-company transactions and balances have been eliminated in the consolidated financial statements. The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Subsequent Events, Policy [Policy Text Block]
C.    SUBSEQUENT EVENTS

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 855, “Subsequent Events”.  ASC 855 offers assistance and establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ACS 855 does not result in material changes in the subsequent events that an entity reports. This guidance requires disclosure of the date through which events subsequent to the Balance Sheet date have been evaluated and whether such date represents the date the financial statements were issued or were available to be issued. Management evaluated events occurring between the Balance Sheet date of June 30, 2012, and when the financial statements were available to be issued. Subsequent events that require disclosure are provided in Note 20.

C.     SUBSEQUENT EVENTS

In 2009, the FASB issued ASC 855 Subsequent Events. ACS 855 offers assistance and establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ACS 855 does not result in material changes in the subsequent events that an entity reports. This guidance requires disclosure of the date through which events subsequent to the Balance Sheet date have been evaluated and whether such date represents the date the financial statements were issued or were available to be issued. ASC 855 is effective for interim and annual periods ending after June 15, 2009. Management evaluated events occurring between the Balance Sheet date of December 31, 2011, and when the financial statements were available to be issued, and determined that the Company’s acquisition of the assets of Advent Power Systems Inc., and the retirement of the Phoenix Power Group warrant both constituted reportable events, which are described in Note 19 hereof.

Cash and Cash Equivalents, Policy [Policy Text Block]	D. CASH Cash includes cash on hand and cash in banks. The Company maintains cash balances at several financial institutions.	D. CASH Cash includes cash on hand and cash in banks. The Company maintains cash balances at several financial institutions.
Trade and Other Accounts Receivable, Policy [Policy Text Block]
E.    ACCOUNTS RECEIVABLE

Accounts receivable consist of amounts due pursuant to engine delivery and research and development prototype charges. At June 30, 2012, for financial statement presentation purposes, uncollected progress billings of $502,045 due to the Company from the U.S. Army development contract were off-set against deferred revenue. At June 30, 2012 and December 31, 2011, no allowance for doubtful accounts was deemed necessary.

E.     ACCOUNTS RECEIVABLE

Accounts receivable consist of amounts due pursuant to research and development prototype charges. At December 31, 2011, uncollected progress billings of $297,451 were off-set against deferred revenue for financial statement presentation purposes.  At December 31, 2011 and 2010, no allowance for doubtful accounts was deemed necessary.

Earnings Per Share, Policy [Policy Text Block]
F.    COMPUTATION OF LOSS PER SHARE

Net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is not presented as the conversion of the preferred stock and exercise of outstanding stock options and warrants would have an anti-dilutive effect. As of June 30, 2012, total anti-dilutive shares amounted to approximately 15.1 million shares.

F.     COMPUTATION OF LOSS PER SHARE

Net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is not presented as the conversion of the preferred stock and exercise of outstanding stock options and warrants would have an anti-dilutive effect. As of December 31, 2011, total anti-dilutive shares amounted to approximately 10.4 million shares, exclusive of 4.7 million shares subject to an unvested common stock purchase warrant.

Income Tax, Policy [Policy Text Block]
G.    INCOME TAXES

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740, “Income Taxes”. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

The Company follows certain provisions under ASC Topic 740, “Income Taxes”, which provide interpretative guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Effective with the Company’s adoption of these provisions, interest related to the unrecognized tax benefits is recognized in the financial statements as a component of income taxes.

In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would be recorded if the Company determined it is probable that a position would not be sustained upon examination or if payment would have to be made to a taxing authority and the amount is reasonably estimated. As of June 30, 2012, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities. The Company’s tax returns are subject to examination by the federal and state tax authorities for the years ended 2008 through 2011.

G.     INCOME TAXES

Income taxes are accounted for under the asset and liability method as stipulated by Accounting Standards Codification (“ASC”) 740 “Income Taxes”. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

In 2009, the Company adopted certain provisions under ASC Topic 740, which provide interpretative guidance for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Effective with the Company’s adoption of these provisions, interest related to the unrecognized tax benefits is recognized in the financial statements as a component of income taxes.

In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would be recorded if the Company determined it is probable that a position would not be sustained upon examination or if payment would have to be made to a taxing authority and the amount is reasonably estimated. As of December 31, 2011, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities. The Company’s tax returns are subject to examination by the federal and state tax authorities for the years ended 2008 through 2011.

Revenue Recognition, Policy [Policy Text Block]
H.    REVENUE RECOGNITION

The Company’s revenue recognition policies are in compliance with ASC 605, “Revenue Recognition – Multiple Element Arrangements”, and Staff Accounting Bulletin (“SAB”) 104, Revenue Recognition. Revenue is recognized at the date of shipment of engines and systems, engine prototypes, engine designs or other deliverables to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. Revenue from contracts for multiple deliverables and milestone methods recognition are evaluated and allocated as appropriate. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.  The Company does not allow its customers to return prototype products. Current contracts do not require the Company to provide any warranty assistance after the “deliverable” has been accepted.

It is the Company’s intention when it has royalty revenue from its contracts to record royalty revenue periodically when earned, as reported in sales statements from customers. The Company does not have any royalty revenue to date.

H.      REVENUE RECOGNITION

The Company’s revenue recognition policies are in compliance with accounting Codification as ASC 605, and Staff Accounting Bulletin (“SAB”) 104, Revenue Recognition. Revenue is recognized at the date of shipment of engines and systems, engine prototypes, engine designs or other deliverables to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. Revenue from contracts for multiple deliverables and milestone methods recognition are evaluated and allocated as appropriate. Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.  The Company does not allow its customers to return prototype products. Current contracts do not require the company to provide any warranty assistance, after the “deliverable” has been accepted.

It is the Company’s intention, when it has royalty revenue from its contracts, to record royalty revenue periodically when earned, as reported in sales statements from customers. The Company does not have any royalty revenue to date.

Standard Product Warranty, Policy [Policy Text Block]
I.    WARRANTY PROVISIONS

Current contracts do not require warranty assistance subsequent to acceptance of the “deliverable R&D prototype” by the customer. For products that the Company will resell in the future, warranty costs are anticipated to be fully borne by the manufacturing vendor.

I.     WARRANTY PROVISIONS

Current contracts do not require warranty assistance subsequent to acceptance of the “deliverable R&D prototype” by the customer. For products that the company will resell in the future, warranty costs are anticipated to be fully borne by the manufacturing vendor.

Inventory, Policy [Policy Text Block]
J.    INVENTORY

Inventory is recorded at the lower of standard cost or market. Standard costs for material, labor and allocated overhead, are reflective of the estimated costs to manufacture a completed engine after related developmental research and development expenses have been provided for.

J.     INVENTORY

Inventory is recorded at the lower of standard cost or market. Standard costs for material, labor and allocated overhead, are reflective of the estimated costs to manufacture a completed engine after related developmental research and development expenses have been provided for.

Fair Value of Financial Instruments, Policy [Policy Text Block]
K.    FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820, “Fair Value Measurements and Disclosures” requires disclosures of information about the fair value of certain financial instruments for which it is practicable to estimate the value. The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable and accrued expenses, and loans payable approximate their fair market value based on the short-term maturity of these instruments.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s own assumptions based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs used to measure fair value into three broad levels. The three levels of the fair value hierarchy are defined as follows:

Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities as of the reporting date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, as of the reporting date.

Level 3 — Unobservable inputs for the asset or liability that reflect management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

The summary of fair values and changing values of financial instruments as of January 1, 2012 (beginning of period) and June 30, 2012 (end of period) is as follows:

Instrument	Beginning of Period	Change	End of Period	Level	Valuation Methodology
Derivative liabilities	$494,626	($494,626)	$_____-___	3	Black Scholes

Please refer to Note 16 for disclosure and assumptions used to calculate the fair value of the derivative liabilities.

K.     FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820 Fair Value “Measurements and Disclosures” requires disclosures of information about the fair value of certain financial instruments for which it is practicable to estimate the value. The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable and accrued expenses, and loans payable approximate their fair market value based on the short-term maturity of these instruments.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s own assumptions based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs used to measure fair value into three broad levels. The three levels of the fair value hierarchy are defined as follows:

Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities as of the reporting date.
Level 2	—	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, as of the reporting date.
Level 3	—
Unobservable inputs for the asset or liability that reflect management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

The summary of fair values and changing values of financial instruments as of December 31, 2011 and 2010 is as follows:

Instrument	Fair Value	Level	Valuation Methodology
Derivative liabilities as of December 31, 2011	$494,626	3	Black Scholes
Derivative liabilities as of December 31, 2010	$11,083,161	3	Binomial Lattice Model and Black Scholes

Please refer to Note 16 for disclosure and assumptions used to calculate the fair value of the derivative liabilities.

Research and Development Expense, Policy [Policy Text Block]
L.    RESEARCH AND DEVELOPMENT

Research and development activities for product development are expensed as incurred.  Costs for the six months ended June 30, 2012 and 2011 were $498,823 and $497,732, respectively.

L.    RESEARCH AND DEVELOPMENT

Research and development activities for product development are expensed as incurred.  Costs for the years ended December 31, 2011 and 2010 were $983,276 and $842,425, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
M.    STOCK BASED COMPENSATION,

The Company applies the fair value method of ASC 718, “Stock Based Compensation”, in accounting for its stock based compensation. This standard states that compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock based compensation at the market price for the Company’s common stock as of the date of issuance.

M.     STOCK BASED COMPENSATION

The Company applies the fair value method of ASC 718, “Share Based Payment”, in accounting for its stock based compensation. This standard states that compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock based compensation at the market price for the Company’s common stock as of the date of issuance.

Stockholders' Equity, Policy [Policy Text Block]
N.    COMMON STOCK OPTIONS AND PURCHASE WARRANTS

The Company accounts for common stock options and purchase warrants at fair value in accordance with ASC 815-40, “Derivatives and Hedging”. The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, “Stock Based Compensation”. Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the fair value of the equity instruments exchanged, in accordance with ASC 505-50, “Equity Based payments to Non-employees”.

N.    COMMON STOCK OPTIONS AND PURCHASE WARRANTS

The Company accounts for common stock options and purchase warrants at fair value in accordance with ASC 815-40 Derivatives and Hedging. The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, Share Based Payment. Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the fair value of the equity instruments exchanged, in accordance with ASC 505-50 Equity Based payments to Non-employees.

Property, Plant and Equipment, Policy [Policy Text Block]
O.    PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost.  Depreciation is computed on the straight-line method, based on the estimated useful lives of the assets as follows:

Display equipment for trade shows		3		years
Leasehold improvements and furniture and fixtures	10	-	15	years
Shop equipment		7		years
Computers		3		years

Expenditures for maintenance and repairs are charged to operations as incurred.

O.     PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost.  Depreciation is computed on the straight-line method, based on the estimated useful lives of the assets as follows:

Computers and trade show equipment (years)		3
Shop equipment (years)		7
Furniture, fixtures, and leasehold improvements (years)	10	-	15

Expenditures for maintenance and repairs are charged to operations as incurred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
P.    IMPAIRMENT OF LONG LIVED ASSETS

The Company continually evaluates the carrying value of intangible assets and other long lived assets to determine whether there are any impairment losses.  If indicators of impairment are present and future cash flows are not expected to be sufficient to recover the assets’ carrying amount, an impairment loss would be charged to expense in the period identified. To date, the Company has not recognized any impairment charges.

P.     IMPAIRMENT OF LONG LIVED ASSETS

The Company continually evaluates the carrying value of intangible assets and other long lived assets to determine whether there are any impairment losses.  If indicators of impairment are present and future cash flows are not expected to be sufficient to recover the assets’ carrying amount, an impairment loss would be charged to expense in the period identified. To date, the Company has not recognized any impairment charges.

Reclassification, Policy [Policy Text Block]	Q. RECLASSIFICATIONS Certain balances that have been presented previously have been reclassified to conform to the financial statement presentation adopted for this year.		Q. RECLASSIFICATIONS Certain balances that have been presented previously have been reclassified to conform to the financial statement presentation adopted for this year.
New Accounting Pronouncements, Policy [Policy Text Block]
R.    RECENT ACCOUNTING PRONOUNCEMENTS

In July 2012, the FASB issued an Accounting Standard Update (“ASU”) 2012-02 “Intangibles-Goodwill and Other” which allows for the initial use of qualitative factors, prior to any required quantitative test in determining impairment. This standard is effective as of September 15, 2012 and will not materially impact our financial statement disclosures.

In December 2011, the FASB issued ASU 2011-11 that requires disclosures about offsetting and related arrangements for recognized financial instruments and derivative instruments. The standard is effective for use as of January 1, 2013 and will not materially impact our financial statement disclosures.

In September 2011, the FASB issued ASU 2011-08 that provides the option to assess qualitative factors in determining whether a goodwill impairment test is necessary. The standard is effective January 1, 2012, and will not materially impact our financial condition, results of operations, or financial statement disclosures.

R.    RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update (ASU 2011-11) that requires disclosures about offsetting and related arrangements for recognized financial instruments and derivative instruments. The standard is effective for use as of January 1, 2013 and will impact our financial statement disclosures.

In September 2011, the FASB issued an accounting standard update (ASU 2011-08) that provides the option to assess qualitative factors in determining whether a goodwill impairment test is necessary. The standard is effective January 1, 2012, and will not materially impact our financial condition, results of operations, or financial statement disclosures.

In December 2010, the FASB  issued an accounting standard update (ASU 2010-29) that provides for a public entity to disclose pro-forma  information for business combinations that occurred in the current reporting period. The requirement is to disclose pro-forma, and comparable revenue and earnings as though the acquisition date for all business combinations that occurred had been as of the beginning of the annual reporting period. This standard is effective December 15, 2010, and will impact our financial statement disclosures.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
S.    CONCENTRATION OF RISK

The Company does not have any off-balance-sheet concentrations of credit risk.  The Company expects cash and accounts receivable to be the two assets most likely to subject the Company to concentrations of credit risk. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure. The Company plans to minimize its accounts receivable credit risk by transacting contractual arrangements with customers that have been subjected to stringent credit evaluations and structuring the contracts in a manner that lessens inherent credit risks.

As of June 30, 2012, the Company maintained its cash in two quality financial institutions.  The Company has not experienced any losses in its bank accounts through June 30, 2012.

The Company purchases raw material and components from multiple sources, none of which may be considered a principal or material supplier.  If necessary, the Company could replace these suppliers with minimal effect on its business operations.

S.    CONCENTRATION OF RISK

The Company does not have any off-balance-sheet concentrations of credit risk.  The Company expects cash and accounts receivable to be the two assets most likely to subject the Company to concentrations of credit risk. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure. The Company plans to minimize its accounts receivable credit risk by transacting contractual arrangements with customers that have been subjected to stringent credit evaluations and structuring the contracts in a manner that lessens inherent credit risks.

As of December 31, 2011, the Company maintained its cash in two quality financial institutions.  The Company has not experienced any losses in its bank accounts through December 31, 2011.

We purchase raw material and components from multiple sources, none of which may be considered a principal or material suppliers.  If necessary, we could replace these suppliers with minimal effect on our business operations.

Note 1 - Organizational and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, by Balance Sheet Grouping [Table Text Block]
Instrument	Beginning of Period	Change	End of Period	Level	Valuation Methodology
Derivative liabilities	$494,626	($494,626)	$_____-___	3	Black Scholes

Instrument	Fair Value	Level	Valuation Methodology
Derivative liabilities as of December 31, 2011	$494,626	3	Black Scholes
Derivative liabilities as of December 31, 2010	$11,083,161	3	Binomial Lattice Model and Black Scholes

Property, Plant and Equipment, Estimated Useful Lives
Display equipment for trade shows		3		years
Leasehold improvements and furniture and fixtures	10	-	15	years
Shop equipment		7		years
Computers		3		years

Computers and trade show equipment (years)		3
Shop equipment (years)		7
Furniture, fixtures, and leasehold improvements (years)	10	-	15

Note 3 - Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
	June 30, 2012	December 31, 2011
Engine material and parts	$777,575	$327,946
Labor	212,025	128,395
Applied overhead	31,805	19,259
Total Inventory	$1,021,405	$475,600

	2011	2010
Engine material and parts	$327,946	$183,893
Labor	128,395	38,556
Applied overhead	19,259	6,389
Total Inventory	$475,600	$228,838

Note 4 - Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
	June 30, 2012	December 31, 2011
Display equipment for trade shows	$9,648	$9,648
Leasehold improvements and furniture and fixtures	74,083	74,083
Equipment and computers	157,335	101,053
Total	241,066	184,784
Less: Accumulated Depreciation	(87,068)	(76,541)
Net Property and Equipment	$153,998	$108,243

	2011	2010
Display Equipment for Trade Shows	$9,648	$9,648
Leasehold Improvements and Furniture and Fixtures	74,083	46,332
Equipment and Computers	101,053	83,448
Total	184,784	139,428
Less: Accumulated Depreciation	76,541	55,644
Net Property and Equipment	$108,243	$83,784

Note 6 - Notes and Other Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Debt [Table Text Block]
	June 30, 2012	December 31 2011

Notes payable, 18% interest, (12% prepaid with stock and 6% payable in cash at maturity) maturing in February - May 2013, collateralized by the Company’s receivables from the US Army contract	$405,000	$-
8-12 % uncollateralized demand notes maturing May 2013	50,000	-
6 % uncollateralized demand notes maturing December 2012 - April 2013	60,000	30,000
Total current non related party notes (accrued interest is included in accrued liabilities)	$515,000	$30,000

	2011	2010

6% uncollateralized $5,000 demand note (*)	$-	$5,000
6% uncollateralized $25,000 demand note	25,000	-
6% uncollateralized $5,000 demand note	5,000	-
Total current non related party note	$30,000	$5,000
(accrued interest is included in accrued liabilities)

	June 30, 2012	December 31, 2011
6% demand loan from controlling shareholder, uncollateralized (A)	$11,285	$11,285
6% demand loans per Operations Agreement with Schoell Marine Inc., a company owned by Cyclone’s CEO and controlling shareholder, collateralized by lien on Cyclone’s patent for heat regenerative engine (B)	465,266	427,332
6% non-collateralized loan from officer and shareholder, payable on demand. The original principal balance was $137,101.	66,364	66,364
Accrued Interest	193,512	173,290
Total current related party notes, inclusive of accrued interest	$736,427	$678,271

	2011	2010
6% demand loan from controlling shareholder, uncollateralized (A)	$11,285	$-

6% demand loans per Operations Agreement with Schoell Marine Inc., a company owned by Cyclone’s CEO and controlling shareholder, collateralized by lien on Cyclone’s patent for heat regenerative engine (B)	427,332	444,209

6% non-collateralized loan from officer and shareholder, payable on demand. The original principle balance was $137,101.	66,364	86,264

Accrued Interest	173,290	129,104

Total current related party notes, inclusive of accrued interest	$678,271	$659,577

Note 10 - Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life (Years)

Balance, December 31, 2010	3,040,000	$0.188	4.8
Options issued	3,115,000	0.299	7.8
Options exercised	(20,000)	(0.100)	-
Options cancelled	(100,000)	(0.246)	-
Balance, December 31, 2011	6,035,000	$0.208	5.8
Options issued	2,340,000	0.165	8.1
Options exercised	(30,000)	(0.120)	-
Options cancelled	(105,000)	(0.212)	-
Balance, June 30, 2012	8,240,000	$0.199	7.5

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Options
Balance, December 31, 2009	1,000,000	$0.325	6.5
Options issued	2,040,000	0.122	5.4
Options exercised	-	-	-
Options cancelled	-	-	-

Balance, December 31, 2010	3,040,000	0.188	5.0
Options issued	3,115,000	.229	7.9
Options exercised	(20,000)	(.100)	-
Options cancelled	(100,000)	(.246)	-

Balance, December 31, 2011	6,035,000	$.208	6.0

	Exercisable/Vested Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs)
Common Stock Options

Balance, December 31, 2011	3,020,000	$0.189	5.0
Balance, June 30, 2012	4,135,000	0.164	6.7
Additional vesting by September 30, 2012	885,000	0.190

	Exercisable/Vested Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Options
Balance, December 31, 2009	1,000,000	$0.325	7.5
Balance, December 31, 2010	1,000,000	0.325	6.5
Balance, December 31, 2011	3,020,000	0.189	5.0

Additional vesting by March 31, 2012	485,000	0.254

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Six Months Ended June 30, 2012			Year Ended December 31, 2011
Risk free interest rate	.30%	-	.51%	.39%	-	1.20%
Expected volatility	66%	-	75%	132%	-	231%
Expected term in years	3	-	5	3	-	5
Expected dividend yield		0%			0%
Average value per options and warrants	$.05	-	$.11	$.13	-	$.31

	Year Ended Dec. 31, 2011			Year Ended Dec. 31, 2010
Risk Free Interest Rate	.39%	-	1.20%	.6%	-	1.18%
Expected Volatility	132%	-	231%	458%	-	628%
Expected term in years	5	-	10	2	-	3
Expected dividend yield		0%			0%
Average value per options and warrants	$.13	-	$.31	$.09	-	$.14

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Warrants
Balance, December 31, 2010	770,500	$.150	1.24
Warrants issued	3,611,251	.290	1.98
Warrants exercised	-	-	-
Warrants cancelled	-	-	-

Balance, December 31, 2011	4,381,751	.265	1.74
Warrants issued	2,440,000	.200	2.82
Warrants exercised	-	-	-
Warrants re-priced	-	(.087)	-
Warrants cancelled	-	-	-

Balance, June 30, 2012	6,821,751	$.242	1.96

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Common Stock Warrants
Balance, December 31, 2010	770,500	$.150	1.67
Warrants issued	3,611,251	.29	2.23
Warrants exercised	-	-	-
Warrants cancelled	-	-	-

Balance, December 31, 2011	4,381,751	$.265	1.99

Note 11 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Six Months ended June 30, 2012	Amount	Six Months ended June 30, 2011	Amount
Tax benefit at U.S. statutory rate	34%	$556,712	34%	$7,629,397
State taxes, net of federal benefit	4	65,495	4	897,534
Change in valuation allowance	(38)	(622,207)	(38)	(8,526,951)
	-%	$-	-%	$-

	Year ended Dec 31, 2011	Amount	Year ended Dec. 31, 2010	Amount
Tax benefit at U.S. statutory rate	34%	$1,232,008	34%	$744,519
State taxes, net of federal benefit	4	144,942	4	87,590
Change in valuation allowance	(38)	(1,376,950)	(38)	(832,109)
	-%	$-	-%	$-

	June 30, 2012	December 31, 2011
Deferred Tax Assets
Net Operating Loss Carry-forward	$6,094,949	$5,420,492
Deferred Tax Liabilities – Accrued Officers’ Salaries	(283,385)	(231,135)
Net Deferred Tax Assets	5,811,564	5,189,357
Valuation Allowance	(5,811,564)	(5,189,357)
Total Net Deferred Tax Assets	$-	$-

Deferred Tax Assets	Dec. 31, 2011	Dec. 31, 2010
Net Operating Loss Carry-forward	$5,420,492	$2,860,156
Deferred Tax Liabilities – Accrued Officers Salaries	(231,135)	(126,635)
Net Deferred Tax Assets	5,189,357	2,733,521
Valuation Allowance	(5,189,357)	(2,733,521)
Total Net Deferred Tax Assets	$-	$-

Note 12 - Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2012	$645
2013	1,127
2014	858
$2,630

2012	$898
2013	1,127
2014	1,028

$3,053

Note 16 - Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value as of Dec. 31 2010	Period End Change in Fair Value	Conversion of Series A Pref. Stock	Fair Value as of Dec. 31, 2011
Series A Preferred Stock	$10,623,624	$19,771,086	$(30,394,710)	$-
Phoenix Warrant	$459,537	35,089	-	494,626
Total	$11,083,161	$19,771,086	$(30,394,710)	$494,626

Phoenix Stock Warrants [Member]

Risk free rate	.39%
Expected volatility	108%
Expected term in years	2
Expected dividend yield	0%

Risk free rate	.39%
Expected volatility	108%
Expected term in years	2
Expected dividend yield	0%

Series A Convertible Preferred Stock [Member]

Risk free rate	1.27%	-	2.69%
Expected volatility	150%	-	400%
Expected term in years		5
Expected dividend yield		0%

Risk free rate	1.27%	-	2.69%
Expected volatility	150%	-	400%
Expected term in years		5
Expected dividend yield		0%

Note 19 - Acquisition of Advent (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Purchase Price Allocation [Table Text Block]
Inventory and contract rights:	$587,489
Deferred revenue:	(178,311)
Account payable and accrued expenses:	(79,178)
Total:	$330,000

Note 1 - Organizational and Significant Accounting Policies (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2007	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	May 12, 2011	Jul. 02, 2007
Shares, Outstanding (in Shares)									22,249,841
Preferred Stock, Shares Outstanding (in Shares)						750,000		750,000
Common Stock, Shares, Outstanding (in Shares)		234,451,771		234,451,771		223,635,129	114,020,135		33,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from Divestiture of Businesses (in Dollars)	$ 100,000
Billed Contracts Receivable (in Dollars)		502,045		502,045		297,451
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				15,100,000		10,400,000
Research and Development Expense (in Dollars)		$ 242,999	$ 269,062	$ 498,823	$ 497,732	$ 983,276	$ 842,425
Shares Subject to an Unvested Common Stock Purchase Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)						4,700,000
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in Shares)		0		0		0	705,453		500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in Shares)		1,000		1,000		1,000	1,000		1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
WHE Subsidiary [Member]
Equity Method Investment, Ownership Percentage						82.50%
Noncontrolling Interest, Ownership Percentage by Parent		82.50%		82.50%
TeamSteam [Member]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%		100.00%

Note 1 - Organizational and Significant Accounting Policies (Detail) - Summary of Fair Values and Changing Values Of Financial Instruments (USD $)	Dec. 31, 2011	Dec. 31, 2010
Derivative liabilities	$ 494,626	$ 11,083,161
Black Scholes [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	494,626
Binomial Lattice Model and Black Scholes [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities		$ 11,083,161

Note 1 - Organizational and Significant Accounting Policies (Detail) - Estimated Useful Lives of Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Computers and Trade Show Equipment [Member]
Estimated useful lives		3 years
Shop Equipment [Member]
Estimated useful lives	7 years	7 years
Furniture, Fixtures, and Leasehold Improvements [Member] | Minimum [Member]
Estimated useful lives		10 years
Furniture, Fixtures, and Leasehold Improvements [Member] | Maximum [Member]
Estimated useful lives		15 years

Note 2 - Going Concern (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Income (Loss)	$ (812,089)	$ (1,120,711)	$ (1,685,612)	$ (1,969,637)	$ (3,827,913)	$ (2,266,048)
Retained Earnings (Accumulated Deficit)	(47,383,090)		(47,383,090)		(45,722,829)	(22,022,915)
Working Capital Deficit	2,700,000		2,700,000		2,600,000
Attributable to Operating Losses [Member]
Retained Earnings (Accumulated Deficit)	(16,600,000)		(16,600,000)		(14,800,000)
Attributable to Non-Cash Derivative Liability Accounting [Member]
Retained Earnings (Accumulated Deficit)	$ (30,800,000)		$ (30,800,000)		$ (30,900,000)

Note 3 - Inventory (Detail) - Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory	$ 1,021,405	$ 475,600	$ 228,838
Engine Material and Parts [Member]
Inventory	777,575	327,946	183,893
Labor [Member]
Inventory	212,025	128,395	38,556
Applied Overhead [Member]
Inventory	$ 31,805	$ 19,259	$ 6,389

Note 4 - Property and Equipment (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 10,527	$ 9,034	$ 20,897	$ 25,530

Note 4 - Property and Equipment (Detail) - Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment	$ 241,066	$ 184,784	$ 139,428
Less: Accumulated Depreciation	87,068	76,541	55,644
Net Property and Equipment	153,998	108,243	83,784
Display Equipment for Trade Shows [Member]
Property and Equipment	9,648	9,648	9,648
Leasehold Improvements and Furniture and Fixtures [Member]
Property and Equipment	74,083	74,083	46,332
Equipment and Computers [Member]
Property and Equipment	$ 157,335	$ 101,053	$ 83,448

Note 5 - Patents and Trademarks and Copyrights (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net	$ 424,592		$ 440,001	$ 405,351
Patents, Trademarks and Copyrights Capitalized	4,546		71,381	85,968
Finite-Lived Intangible Asset, Useful Life	15 years		15 years
Amortization of Intangible Assets	19,955	16,691	36,731	30,057
				$ 9,855

Note 6 - Notes and Other Loans Payable (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Number of Shares of Convertible Preferred Stock Issued for Note Payable (in Shares)	8,000	8,000
Proceeds from Sale of Treasury Stock	$ 40,000	$ 40,000
6% Demand Loan from Controlling Shareholder [Member]
Debt Instrument, Face Amount	40,000	40,000
6% Demand Loans per Operations Agreement with Schoell Marine Inc. [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Repayments of Notes Payable	$ 2,550	$ 5,367

Note 6 - Notes and Other Loans Payable (Detail) - Non-Related Party Notes and Other Loans Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current non related party note	$ 515,000	$ 30,000	$ 5,000
The First 6% Uncollateralized $5,000 Demand Note [Member]
Current non related party note			5,000	[1]
The 6% Uncollateralized $25,000 Demand Note [Member]
Current non related party note		25,000
The Second 6% Uncollateralized $5,000 Demand Note [Member]
Current non related party note		$ 5,000

[1]	This note was retired pursuant to the issuance of preferred stock in 2011.

Note 6 - Notes and Other Loans Payable (Detail) - Related Party Notes and Other Loans Payable (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current due to related parties	$ 736,427		$ 678,271		$ 659,577
6% Demand Loan Owned by Controlling Shareholder, Uncollateralized [Member]
Current due to related parties			11,285	[1],[2]		[1]
6% Demand Loans per Operations Agreement with Schoell Marine Inc. [Member]
Current due to related parties	465,266	[3]	427,332	[3]	444,209
6% Demand Non-Collateralized Loan from Officer and Shareholder [Member]
Current due to related parties	66,364		66,364		86,264
Accrued Interest [Member]
Current due to related parties	$ 193,512		$ 173,290		$ 129,104

[1]	This note arose from services and salaries incurred by Schoell Marine on behalf of the Company. Schoell Marine also owns the building that is leased to the Company. The Schoell Marine note bears an interest rate of 6% and repayments occur as cash flow of the Company permits. The note is secured by a UCC-1 filing on the Company's patents and patent applications. During the year ended December 31, 2011, $5,367 was paid on the note balance.
[2]	This note (originally $40,000) was issued to purchase 8,000 shares of the Company's Series A Preferred Stock. This treasury stock was subsequently sold for $40,000.
[3]	This note arose from services and salaries incurred by Schoell Marine on behalf of the Company. Schoell Marine also owns the building that is leased to the Company. The Schoell Marine note bears an interest rate of 6% and repayments occur as cash flow of the Company permits. The note is secured by a UCC-1 filing on the Company's patents and patent applications. For the six months ended June 30, 2012, $2,550 of principal was paid on the note balance.

Note 7 - Related Party Transactions (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 sqft sqm	Jun. 30, 2011	Dec. 31, 2011 sqft sqm	Dec. 31, 2010	Jul. 31, 2011 sqft
Area of Real Estate Property (in Square feet)	6,000		2,000		2,000
Occupancy, Net	$ 31,482	$ 31,482	$ 62,964	$ 62,964
Due to Related Parties	$ 1,428,840		$ 1,304,645	$ 970,614

Note 8 - Preferred Stock (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2012	May 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	May 12, 2011	May 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Jul. 02, 2007 Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding				750,000		750,000		0	0	705,453	500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	2,000,000	95,100,000					95,100,000
Other Noncash Expense (in Dollars)			$ 26,961	$ 19,771,086
Voting Control Percentage				51.00%	51.00%

Note 9 - Stock Transactions (Detail) (USD $)	1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)							3,181,128	8,511,764	2,062,222
Stock Issued During Period, Value, Restricted Stock Award, Gross							$ 314,631	$ 1,487,778	$ 163,578
Share-based Compensation (in Dollars)								366,615
Warrants Issued During Period, Number (in Shares)			926,251	770,500	600,000	1,335,000	2,440,000	2,861,251
Warrants Issued During Period, Value (in Dollars)			214,028	84,589	94,502	293,184	173,369	390,488	84,589
Preferred Stock Issued During Period, Shares (in Shares)								44,547
								192,735	636,011
Stock Issued During Period, Shares, New Issues (in Shares)	2,000,000
Stock Issued During Period, Value, New Issues	380,000						314,631	1,097,290	163,578
Accrued Interest Amount Paid by Issued Stock								12,804
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)							30,000	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)							2,340,000	3,115,000	2,040,000
Debt Conversion, Original Debt, Amount									30,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	4,700,000				4,680,000			4,680,000
Percentage of Total Issued and Outstanding Common Stock Could Be Purchased by Outstanding Warrants	2.00%									2.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)		1,500,000
Stock Issued During Period, Value, Acquisitions		330,000					330,000
Stock Issued During Period, Shares, Other (in Shares)		125,000
Stock Issued During Period, Value, Other		27,500					27,500
Interest Payable					12,804			12,804
Stock Options [Member]
Allocated Share-based Compensation Expense							258,254
Share-based Compensation (in Dollars)							258,254	366,694
Outside Services [Member]
Share-based Compensation (in Dollars)								25,398
Stock Warrants [Member]
Allocated Share-based Compensation Expense							50,796
Conversion of Debt into Common Stock [Member]
Debt Conversion, Original Debt, Amount									171,550
Conversion of Stock, Shares Converted (in Shares)									2,500,000
Conversion of Debt into Preferred Stock [Member]
Preferred Stock Issued During Period, Shares (in Shares)									19,953
Debt Conversion, Original Debt, Amount									99,765
Employee Services [Member] | Series A Preferred Stock [Member]
Preferred Stock Issued During Period, Shares (in Shares)									2,500
Employee Services [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)							30,000	687,024	1,681,500
Stock Issued During Period, Value, Restricted Stock Award, Gross							6,000	196,372
Share-based Compensation (in Dollars)								366,694	207,444
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)								2,040,000	2,040,000
Outside Services [Member] | Series A Preferred Stock [Member]
Preferred Stock Issued During Period, Shares (in Shares)									2,000
Outside Services [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)							2,657,603	3,754,036	4,077,280
Stock Issued During Period, Value, Restricted Stock Award, Gross							432,870	1,004,021	608,687
Share-based Compensation (in Dollars)								25,398
Satisfaction of Contract Penalty Agreement [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)							545,498	1,309,306
Stock Issued During Period, Value, Restricted Stock Award, Gross							100,000	300,000
Satisfaction of Notes and Accrued Interest [Member]
Stock Issued During Period, Shares, New Issues (in Shares)								213,975
Stock Issued During Period, Value, New Issues								39,804
Settlement of a Claim Pursuant to Reverse Merger [Member]
Stock Issued During Period, Shares, New Issues (in Shares)								25,000
Cashless Options Exercise [Member]
Stock Issued During Period, Shares, New Issues (in Shares)	15,000							13,889
Partial Prepayment of Interest on Debt [Member]
Stock Issued During Period, Shares, New Issues (in Shares)							465,538
Stock Issued During Period, Value, New Issues							21,065
Satisfaction of Debt Commission [Member]
Stock Issued During Period, Shares, New Issues (in Shares)							136,875
Stock Issued During Period, Value, New Issues							5,210
Pursuant to a Loss on Debt Conversion [Member]
Stock Issued During Period, Shares, New Issues (in Shares)							160,000
Stock Issued During Period, Value, New Issues							25,600
Series A Preferred Stock [Member]
Preferred Stock Issued During Period, Shares (in Shares)								44,547	141,000
								192,735	720,586
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense								185,705	177,911
Research and Development Expense [Member]
Allocated Share-based Compensation Expense								$ 10,667	$ 29,533

Note 10 - Stock Options and Warrants (Detail) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Jul. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options Issued During Period, Value (in Dollars)						$ 201,677	$ 446,849
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						2,340,000	3,115,000	2,040,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)						$ 0.165	$ 0.229	$ 0.122
Stock Options Issued During Period, Maturity Life							7 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year	1 year
Stock Options Issued During Period, Estimated Exercise Period							3 years
Share-based Compensation (in Dollars)							366,615
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)				314,814			314,814
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				5,000,000			5,000,000
Term of Options			5 years				10 years
Warrants Issued During Period, Number (in Shares)	926,251	770,500		600,000	1,335,000	2,440,000	2,861,251
Warrants Issued During Period, Exercise Price (in Dollars per share)	$ 0.27	$ 0.15		$ 0.27		$ 0.2			$ 0.19
Warrants Issued During Period, Value (in Dollars)	214,028	84,589		94,502	293,184	173,369	390,488	84,589
Warrants Issued During Period, Term	3 years	2 years		3 years	3 years	3 years			24 months
Common Stock Price Threshold for Warrants Conversion (in Dollars per share)	$ 0.54
Number of Consecutive Days Stock Price Traded Above Threshold Level Before Forced Conversion of Warrants	10 days
Average Trading Volume Threshold for Forced Conversions of Warrants (in Shares)	200,000
Cashless Option Period	6 years
Common Stock Issuance Price Threshold for Anti-Dilution Protections (in Dollars per share)	$ 0.2
Exempted Issuance to Service Providers, Shares (in Shares)	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number (in Shares)						450,000
Warrants Repriced During Period, Number (in Shares)						2,843,750
Warrants Repriced During Period, Exercise Price (in Dollars per share)						$ 0.2
Warrants Repriced During Period, Value Assigned (in Dollars)						232,383
Warrants Repriced During Period, Previously Assigned Value (in Dollars)						589,238
Exempted Issuance, Shares of Common Stock Issued to Service Providers (in Shares)	5,000,000
Previous Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term						2 years
Current Term [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term						10 years
Previous Exercise Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price (in Dollars per share)						$ 0.15
Current Exercise Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price (in Dollars per share)						$ 0.2
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Share-based Compensation (in Dollars)						258,254	366,694
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)				314,814		249,557	314,814
Issued for Services [Member]
Warrants Issued During Period, Number (in Shares)					750,000
Warrants Issued During Period, Exercise Price (in Dollars per share)					$ 0.3
Warrants Issued During Period, Value (in Dollars)					101,591
Warrants Issued During Period, Term					1 year
Employee Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)							2,040,000	2,040,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 0.122
Stock Options Issued During Period, Maturity Life							5 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Stock Options Issued During Period, Estimated Exercise Period							3 years
Share-based Compensation (in Dollars)							366,694	207,444
Issued for Services [Member]
Warrants Issued During Period, Number (in Shares)					750,000
Warrants Issued During Period, Exercise Price (in Dollars per share)					$ 0.3
Warrants Issued During Period, Value (in Dollars)					101,591
Warrants Issued During Period, Term					1 year
The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)								5,000,000
Term of Options								10 years
The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)						5,000,000
Minimum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)						$ 0.15	$ 0.19
Stock Options Issued During Period, Maturity Life						5 years	5 years
Stock Options Issued During Period, Estimated Exercise Period						3 years
Warrants Issued During Period, Exercise Price (in Dollars per share)					$ 0.27
Warrants Repriced During Period, Previous Exercise Price (in Dollars per share)						$ 0.27
Maximum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)						$ 0.18	$ 0.3
Stock Options Issued During Period, Maturity Life						10 years	10 years
Stock Options Issued During Period, Estimated Exercise Period						5 years
Warrants Issued During Period, Exercise Price (in Dollars per share)					$ 0.32
Warrants Repriced During Period, Previous Exercise Price (in Dollars per share)						$ 0.32
Weighted Average [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 0.23
Stock Options Issued During Period, Maturity Life							7 years 328 days
Employee Services [Member]
Share-based Compensation (in Dollars)								64,988
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)								$ 178,414

Note 10 - Stock Options and Warrants (Detail) - Common Stock Options (USD $)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number Outstanding	6,035,000		3,040,000	3,040,000	1,000,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.208		$ 0.188	$ 0.188	$ 0.325
Weighted Average Remaining Contractual Life	7 years 6 months	5 years	6 years	4 years 292 days	6 years 6 months
Number Outstanding	2,340,000		3,115,000	2,040,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.165		$ 0.229	$ 0.122
Weighted Average Remaining Contractual Life	8 years 36 days		7 years 328 days	5 years 146 days
Number Outstanding	(30,000)		(20,000)
Weighted Average Exercise Price (in Dollars per share)	$ (0.12)		$ (0.1)
Number Outstanding	(105,000)		(100,000)
Weighted Average Exercise Price (in Dollars per share)	$ (0.212)		$ (0.246)
Number Outstanding	8,240,000	3,040,000	6,035,000	3,040,000	3,040,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.199	$ 0.188	$ 0.208	$ 0.188	$ 0.188
Weighted Average Remaining Contractual Life	7 years 6 months	5 years	6 years	4 years 292 days	6 years 6 months

Note 10 - Stock Options and Warrants (Detail) - Vested and Exercisable Options (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Mar. 31, 2012
Exercisable/Vested Options Outstanding	4,135,000	3,020,000	1,000,000	1,000,000	885,000	485,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.164	$ 0.189	$ 0.325	$ 0.325	$ 0.19	$ 0.254
Weighted Average Remaining Contractual Life (Years)	6 years 255 days	5 years	6 years 6 months	7 years 6 months

Note 10 - Stock Options and Warrants (Detail) - Fair Value of Stock Options and Purchase Warrants Assumptions (Stock Options and Purchase Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk Free Interest Rate	0.39%	0.60%
Expected Volatility	132.00%	458.00%
Expected term in years	5 years	2 years
Average value per options and warrants (in Dollars per share)	$ 0.13	$ 0.09
Maximum [Member]
Risk Free Interest Rate	1.20%	1.18%
Expected Volatility	231.00%	628.00%
Expected term in years	10 years	3 years
Average value per options and warrants (in Dollars per share)	$ 0.31	$ 0.14

Note 10 - Stock Options and Warrants (Detail) - Outstanding Vested Warrant Activity (Stock Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Warrants [Member]
Number Outstanding	4,381,751	770,500
Weighted Average Exercise Price (in Dollars per share)	$ 0.265	$ 0.15
Weighted Average Remaining Contractual Life	1 year 361 days	1 year 244 days
Warrants issued	3,611,251
Warrants issued (in Dollars per share)	$ 0.29
Warrants issued	2 years 83 days

Note 11 - Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Operating Loss Carryforwards (in Dollars)	$ 12.3	$ 10.7
Percentage that Carry Forwards Will Expire Unused	50.00%	50.00%

Note 11 - Income Taxes (Detail) - Reconciliation of Effective Income Tax Rates and Statutory Federal Tax Rates (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Tax benefit at U.S. statutory rate	34.00%	34.00%	34.00%	34.00%
Tax benefit at U.S. statutory rate (in Dollars)	$ 556,712	$ 7,629,397	$ 1,232,008	$ 744,519
State taxes, net of federal benefit	4.00%	4.00%	4.00%	4.00%
State taxes, net of federal benefit (in Dollars)	65,495	897,534	144,942	87,590
Change in valuation allowance	(38.00%)	(38.00%)	(38.00%)	(38.00%)
Change in valuation allowance (in Dollars)	$ (622,207)	$ (8,526,951)	$ (1,376,950)	$ (832,109)

Note 11 - Income Taxes (Detail) - Tax Effect of Temporary Differences (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Operating Loss Carry-forward	$ 6,094,949	$ 5,420,492	$ 2,860,156
Deferred Tax Liabilities ��� Accrued Officers Salaries	(283,385)	(231,135)	(126,635)
Net Deferred Tax Assets	5,811,564	5,189,357	2,733,521
Valuation Allowance	$ (5,811,564)	$ (5,189,357)	$ (2,733,521)

Note 12 - Lease Obligations (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011 sqft	Jun. 30, 2012 sqft sqm	Dec. 31, 2011 sqm sqft	Dec. 31, 2009
Property and Equipment, Amount Acquired Via Capitalized Lease Obligations					$ 27,401
Capitalized Lease Obligations, Average Interest Rate					18.40%
Repayments of Debt and Capital Lease Obligations			423	5,964
Capital Lease Obligations			2,630	3,053
Lease Term	1 year	1 year
Area of Real Estate Property (in Square feet)		2,000	6,000	6,000
Rental Rate (in Dollars per Square feet)		8.25
Operating Leases, Rent Expense			8,159
Contracted Annual Lease Rate	$ 16,800
Lease Rate (in Dollars per Square feet)	8.4
Lease Extension Period	1 year

Note 12 - Lease Obligations (Detail) - Future Lease Payments (USD $)	Jun. 30, 2012	Dec. 31, 2011
2012	$ 645	$ 898
2013	1,127	1,127
2014	858	1,028
	$ 2,630	$ 3,053

Note 13 - Commitments and Contingencies (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012 sqft sqm	Dec. 31, 2011 sqft	Jul. 31, 2011 sqft
Employment Agreements, Officer Salary	$ 130,000
Area of Real Estate Property (in Square Meters)	6,000	6,000	2,000
Lease Rate per Square Feet		8.25
Operating Leases, Future Minimum Payments Due		8,159
Employment Agreements, Initial Term of Employment	3 years
Automatic Renewing Period of Employment Agreements	1 year
Harry Schoell, CEO [Member]
Employment Agreements, Officer Salary	150,000	150,000
Frankie Fruge, COO [Member]
Employment Agreements, Officer Salary	$ 120,000	120,000

Note 14 - Consolidated Subsidiary (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2010	Jun. 30, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.00%
Proceeds from Issuance or Sale of Equity	$ 100,000
Amortization Period for Services Performed by a Minority Investor		12 months			12 months
Equity Purchase Warrant Percentage		2.50%			2.50%
Proceeds from Warrant Exercises		50,000			50,000
Stock Issued During Period, Value, Issued for Services	30,000		264,254	563,066	207,444
Amortization Period of Future Professional Services	12 months
Additional Equity in Subsidiary Could be Purchased by Options Issued	5.00%
Term of Options	5 years			10 years
Equity Method Investment, Summarized Financial Information, Net Income (Loss)				27,500
Cumulative Unallocated Losses to Non-Controlling Interest of Subsidiary				9,938
First Minority Investor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		5.00%			5.00%
Proceeds from Issuance or Sale of Equity		30,000			30,000
Second Minority Investor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		5.00%			5.00%
Proceeds from Issuance or Sale of Equity		30,000			30,000
Managing Director [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.00%
Stock Issued During Period, Value, Issued for Services	$ 30,000
Minimum [Member]
Vesting Period of Options Issued	12 months
Maximum [Member]
Vesting Period of Options Issued	24 months

Note 15 - Penalty for Delayed Delivery of Product (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Apr. 30, 2012
Monthly Late Delivery Penalty		$ 25,000	$ 25,000
Cost of Goods Sold, Penalty for Delayed Delivery of Product	50,000	350,000
(in Shares)		1,309,306
	100,000	300,000
Accrued Expenses, Penalty for Delayed Delivery of Product		50,000
Maximum Contracted Penalty for Delayed Delivery of Product				400,000
Penalty for Delayed Delivery of Product [Member]
Cost of Goods Sold, Penalty for Delayed Delivery of Product		$ 350,000

Note 16 - Derivative Liabilities (Detail) (USD $)	1 Months Ended				3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2012	Aug. 31, 2011	May 31, 2011	Aug. 31, 2010	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	2,000,000		95,100,000
undefined			$ 30,394,710						$ (30,394,710)
Warrants Issued During Period, Exercise Price (in Dollars per share)		$ 0.27		$ 0.15		$ 0.27		$ 0.2			$ 0.19
Percentage of Total Issued and Outstanding Common Stock Could Be Purchased by Outstanding Warrants	2.00%				2.00%						2.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	4,700,000				4,700,000	4,680,000			4,680,000
Warrants Vesting Conditions, License Fee Benchmark Amount											400,000
Warrants Issued During Period, Term		3 years		2 years		3 years	3 years	3 years			24 months
Warrants and Rights Outstanding						494,626			494,626
Derivative Liabilities						494,626			494,626
Stock Issued During Period, Value, Conversion of Convertible Securities	380,000								39,804	171,550
Gain (Loss) on Derivative Instruments, Net, Pretax					$ 114,626
Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			95,100,000

Note 16 - Derivative Liabilities (Detail) - Fair Value Assumptions (Series A Convertible Preferred Stock - Conversion Option [Member])	12 Months Ended
Dec. 31, 2011
Expected term in years	5 years
Expected dividend yield	0.00%
Minimum [Member]
Risk free rate	1.27%
Expected volatility	150.00%
Maximum [Member]
Risk free rate	2.69%
Expected volatility	400.00%

Note 16 - Derivative Liabilities (Detail) - Fair Value of Warrants Assumptions (Warrant [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrant [Member]
Risk free rate	0.39%	0.39%
Expected volatility	108.00%	108.00%
Expected term in years	2 years	2 years
Expected dividend yield	0.00%	0.00%

Note 16 - Derivative Liabilities (Detail) - Summary of Fair Value of Derivative Liabilities (USD $)	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Fair Value		$ 494,626	$ 11,083,161
Period End Change in Fair Value		19,771,086
Conversion of Series A Preferred Stock	30,394,710	(30,394,710)
Series A Convertible Preferred Stock [Member]
Fair Value			10,623,624
Period End Change in Fair Value		19,771,086
Conversion of Series A Preferred Stock		(30,394,710)
Phoenix Stock Warrants [Member]
Fair Value		494,626	459,537
Period End Change in Fair Value		$ 35,089

Note 17 - Receivables, Deferred Revenue and Backlog (Detail) (USD $)	6 Months Ended	12 Months Ended				9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Feb. 16, 2012	Dec. 31, 2011 Due From Raytheon [Member]	Dec. 31, 2011 Due From Advent [Member]	Sep. 30, 2011 Minimum [Member]	Sep. 30, 2011 Maximum [Member]
Billed Contracts Receivable	$ 502,045	$ 297,451		$ 62,618	$ 234,833
Total Backlog for Prototype Engines	1,800,000	1,500,000
Proceeds from Customers	100,000	100,000
Value of Contract Transferred in Acquisition			1,400,000
Proforma Current Backlog		$ 2,200,000
Backlog Orders, Payment Period						9 months	12 months

Note 18 - Receivables Factoring (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Percentage of Face Value of Receivables to be Factored		85.00%
Other Liabilities, Current (in Dollars)	$ 0	$ 43,169
Interest Expense, Other (in Dollars)	$ 1,588	$ 1,415
First 30 Days [Member]
Interest Rate on Outstanding Balance of Factored Receivables		1.85%
Each 15 Days after First 30 Days [Member]
Interest Rate on Outstanding Balance of Factored Receivables		1.10%

Note 19 - Subsequent Acquisition of Advent Power Systems Inc. Business (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended		6 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Jun. 30, 2012	Feb. 16, 2012	Dec. 31, 2011
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		1.5	1.5
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				$ 315,000
Value of Contract Transferred in Acquisition				1,400,000
Restricted Period for Stock Issued in Acquisition		2 years	2 years
Additional Revenue Expected from Acquisition				450,000
Original Amount Payable to the Company as a Sub-contractor				700,000
(in Shares)	2
Value of Common Stock to be Purchased by an Investor			250,000
Discount to Market Price of Common Shares			10.00%
Billed Contracts Receivable			$ 502,045		$ 297,451

Note 1 - Organizational and Significant Accounting Policies (Detail) - Summary of Fair Values and Changing Values of Financial Instruments (USD $)	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Black Scholes [Member] Fair Value, Inputs, Level 3 [Member]
Derivative liabilities	$ 494,626	$ 11,083,161	$ 494,626
Derivative liabilities			(494,626)
Derivative liabilities	$ 494,626	$ 11,083,161

Note 1 - Organizational and Significant Accounting Policies (Detail) - Estimated Useful Lives of Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Display Equipment for Trade Shows [Member]
Estimated useful lives	3 years
Leasehold Improvements and Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives	10 years
Leasehold Improvements and Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives	15 years
Shop Equipment [Member]
Estimated useful lives	7 years	7 years
Computer Equipment [Member]
Estimated useful lives	3 years

Note 3 - Inventory (Detail) - Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory	$ 1,021,405	$ 475,600	$ 228,838
Engine Material and Parts [Member]
Inventory	777,575	327,946	183,893
Labor [Member]
Inventory	212,025	128,395	38,556
Applied Overhead [Member]
Inventory	$ 31,805	$ 19,259	$ 6,389

Note 4 - Property and Equipment (Detail) - Property and Equipment (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment	$ 241,066	$ 184,784	$ 139,428
Less: Accumulated Depreciation	(87,068)	(76,541)	(55,644)
Net Property and Equipment	153,998	108,243	83,784
Display Equipment for Trade Shows [Member]
Property and Equipment	9,648	9,648	9,648
Leasehold Improvements and Furniture and Fixtures [Member]
Property and Equipment	74,083	74,083	46,332
Equipment and Computers [Member]
Property and Equipment	$ 157,335	$ 101,053	$ 83,448

Note 6 - Notes and Other Loans Payable (Detail) - Non-Related Party Notes and Other Loans Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current non related party notes	$ 515,000	$ 30,000	$ 5,000
Maturing in May 2013, 18% Interest [Member]
Current non related party notes	405,000
Maturing in May 2013, 8-12% Interest [Member]
Current non related party notes	50,000
Maturing in December 2012 - April 2013, 6% Interest [Member]
Current non related party notes	$ 60,000	$ 30,000

Note 6 - Notes and Other Loans Payable (Detail) - Related Party Notes and Other Loans Payable (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current due to related parties	$ 736,427		$ 678,271		$ 659,577
6% Demand Loan from Controlling Shareholder [Member]
Current due to related parties	11,285	[1]	11,285	[1]
6% Demand Loans per Operations Agreement with Schoell Marine Inc. [Member]
Current due to related parties	465,266	[2]	427,332	[2]	444,209
6% Demand Non-Collateralized Loan from Officer and Shareholder [Member]
Current due to related parties	66,364		66,364		86,264
Accrued Interest [Member]
Current due to related parties	$ 193,512		$ 173,290		$ 129,104

[1]	This note (originally $40,000) was issued to finance the purchase of 8,000 shares of the Company's Series A Preferred Stock. This treasury stock was subsequently sold for $40,000.
[2]	This note arose from services and salaries incurred by Schoell Marine on behalf of the Company. Schoell Marine also owns the building that is leased to the Company. The Schoell Marine note bears an interest rate of 6% and repayments occur as cash flow of the Company permits. The note is secured by a UCC-1 filing on the Company's patents and patent applications. For the six months ended June 30, 2012, $2,550 of principal was paid on the note balance.

Note 10 - Stock Options and Warrants (Detail) - Common Stock Options (USD $)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number Outstanding	6,035,000		3,040,000	3,040,000	1,000,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.208		$ 0.188	$ 0.188	$ 0.325
Weighted Average Remaining Contractual Life	7 years 6 months	5 years	6 years	4 years 292 days	6 years 6 months
Number Outstanding	2,340,000		3,115,000	2,040,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.165		$ 0.229	$ 0.122
Weighted Average Remaining Contractual Life	8 years 36 days		7 years 328 days	5 years 146 days
Number Outstanding	(30,000)		(20,000)
Weighted Average Exercise Price (in Dollars per share)	$ (0.12)		$ (0.1)
Number Outstanding	(105,000)		(100,000)
Weighted Average Exercise Price (in Dollars per share)	$ (0.212)		$ (0.246)
Number Outstanding	8,240,000	3,040,000	6,035,000	3,040,000	3,040,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.199	$ 0.188	$ 0.208	$ 0.188	$ 0.188

Note 10 - Stock Options and Warrants (Detail) - Vested and Exercisable Options (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Mar. 31, 2012
Exercisable/Vested Options Outstanding	4,135,000	3,020,000	1,000,000	1,000,000	885,000	485,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.164	$ 0.189	$ 0.325	$ 0.325	$ 0.19	$ 0.254
Weighted Average Remaining Contractual Life	6 years 255 days	5 years	6 years 6 months	7 years 6 months

Note 10 - Stock Options and Warrants (Detail) - Fair Value of Stock Options and Purchase Warrants Assumptions (Options and Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk free interest rate	0.30%	0.39%
Expected volatility	66.00%	132.00%
Expected term in years	3 years	3 years
Average value per options and warrants (in Dollars per share)	$ 0.05	$ 0.13
Maximum [Member]
Risk free interest rate	0.51%	1.20%
Expected volatility	75.00%	231.00%
Expected term in years	5 years	5 years
Average value per options and warrants (in Dollars per share)	$ 0.11	$ 0.31

Note 10 - Stock Options and Warrants (Detail) - Outstanding Vested Warrant Activity (Common Stock Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Warrants [Member]
Number Outstanding (in Shares)	6,821,751	4,381,751	770,500
Weighted Average Exercise Price	$ 0.242	$ 0.265	$ 0.15
Weighted Average Remaining Contractual Life	1 year 350 days	1 year 270 days	1 year 87 days
Number Outstanding (in Shares)	2,440,000	3,611,251
Weighted Average Exercise Price	$ 0.2	$ 0.29
Weighted Average Remaining Contractual Life	2 years 299 days	1 year 357 days
Warrants re-priced	$ (0.087)

Note 11 - Income Taxes (Detail) - Reconciliation of Effective Income Tax Rates and Statutory Federal Tax Rates (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Tax benefit at U.S. statutory rate	34.00%	34.00%	34.00%	34.00%
Tax benefit at U.S. statutory rate (in Dollars)	$ 556,712	$ 7,629,397	$ 1,232,008	$ 744,519
State taxes, net of federal benefit	4.00%	4.00%	4.00%	4.00%
State taxes, net of federal benefit (in Dollars)	65,495	897,534	144,942	87,590
Change in valuation allowance	(38.00%)	(38.00%)	(38.00%)	(38.00%)
Change in valuation allowance (in Dollars)	(622,207)	(8,526,951)	(1,376,950)	(832,109)
	0.00%	0.00%
(in Dollars)	$ 0	$ 0

Note 11 - Income Taxes (Detail) - Tax Effect of Temporary Differences (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets
Net Operating Loss Carry-forward	$ 6,094,949	$ 5,420,492	$ 2,860,156
Deferred Tax Liabilities ��� Accrued Officers��� Salaries	(283,385)	(231,135)	(126,635)
Net Deferred Tax Assets	5,811,564	5,189,357	2,733,521
Valuation Allowance	(5,811,564)	(5,189,357)	(2,733,521)
Total Net Deferred Tax Assets	$ 0	$ 0

Note 12 - Lease Obligations (Detail) - Future Lease Payments (USD $)	Jun. 30, 2012	Dec. 31, 2011
2012	$ 645	$ 898
2013	1,127	1,127
2014	858	1,028
	$ 2,630	$ 3,053

Note 16 - Derivative Liabilities (Detail) - Fair Value Assumptions (Conversion Option [Member])	6 Months Ended
Jun. 30, 2012
Expected term in years	5 years
Expected dividend yield	0.00%
Minimum [Member]
Risk free rate	1.27%
Expected volatility	150.00%
Maximum [Member]
Risk free rate	2.69%
Expected volatility	400.00%

Note 16 - Derivative Liabilities (Detail) - Fair Value of Warrants Assumptions (Warrant [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrant [Member]
Risk free rate	0.39%	0.39%
Expected volatility	108.00%	108.00%
Expected term in years	2 years	2 years
Expected dividend yield	0.00%	0.00%

Note 19 - Acquisition of Advent (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	6 Months Ended
	Feb. 29, 2012	Jun. 30, 2012	Feb. 16, 2012	Dec. 31, 2011
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	1.5	1.5
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 315,000
Stock Issued During Period, Value, Other	27,500	27,500
Value of Contract Transferred in Acquisition			1,400,000
Restricted Period for Stock Issued in Acquisition	2 years	2 years
Additional Revenue Expected from Acquisition			450,000
Original Amount Payable to the Company as a Sub-contractor			700,000
Billed Contracts Receivable		$ 502,045		$ 297,451
Subject to Forfeiture [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		1.1

Note 19 - Acquisition of Advent (Detail) - Acquisition Assets and Liabilities (USD $)	Feb. 16, 2012
Inventory and contract rights:	$ 587,489
Deferred revenue:	(178,311)
Account payable and accrued expenses:	(79,178)
Total:	$ 330,000